GRIFFIN INSTITUTIONAL ACCESS CREDIT FUND

CONSOLIDATED SCHEDULE OF INVESTMENTS

September 30, 2020 (Unaudited)

Description	Country	Spread Above Index	Rate	Maturity Date	Principal Amount	Value (Note 2)(a)
BANK LOANS (46.70%)(b)

AEROSPACE & DEFENSE (4.68%)
1199169 BC ULC, First Lien 2020 B-2 Term Loan	United States	3M US L + 3.50%	3.72%	04/06/26	$267,073	$237,266
Air Comm Corp. LLC Term Loan(c)	United States	3M US L + 6.50%	7.50%	07/01/25	1,693,247	1,655,149
Bleriot US Bidco, Inc., Second Lien Initial Term Loan	United States	3M US L + 8.50%	8.72%	10/29/27	198,113	192,665
Dynasty Acquisition Co., Inc., First Lien 2020 B-1 Term Loan	United States	3M US L + 3.50%	3.72%	04/06/26	496,755	441,315
Filtration Group Corp., First Lien Initial Term Loan	United States	3M US L + 3.50%	4.50%	04/30/25	1,254,210	1,104,959
Forming Machining Industries Holdings LLC, First Lien Initial Term Loan	United States	3M US L + 4.00%	4.22%	10/09/25	688,838	563,555
Forming Machining Industries Holdings LLC, Second Lien Initial Term Loan(c)	United States	3M US L + 8.25%	8.47%	10/09/26	310,000	247,225
Jazz Acquisition, Inc., Second Lien Initial Term Loan	United States	1M US L + 8.00%	8.15%	06/18/27	1,058,702	829,757
Kellstrom Commercial Aerospace, Inc. - Initial Term Loan(c)	United States	3M US L + 5.50%	6.50%	07/01/25	2,283,507	2,146,497
Kellstrom Commercial Aerospace, Inc. - Revolver(c)(d)	United States	3M US L + 5.50%	5.82%	07/01/25	433,577	407,562
Nordam Group LLC, First Lien Initial Term Loan(c)	United States	1M US L + 5.50%	5.69%	04/09/26	1,114,305	952,731
Novaria Holdings LLC, First Lien Initial Term Loan	United States	3M US L + 5.25%	6.25%	01/27/27	539,277	519,054
PICP Project Sprint LP Bridge Loan(c)	United States	L + 16.00%		06/30/21	700,000	698,250
Rackspace Technology Global, Inc., First Lien Initial Euro Term Loan(c)	United States	3M EUR L + 3.50%	3.50%	12/02/24	€22,197	25,505
Sprint Intermediate Holding I Term Loan(c)(e)(f)	United States	8.00%		06/30/26	$2,100,000	2,163,000
Turbocombustor Technology, Inc., First Lien Term Loan(c)	United States	1M US L + 10.25%	11.25%	07/15/27	2,992,556	2,887,816
Wheels Up Partners LLC, First Lien A Term Loan(c)	United States	3M US L + 6.50%	7.50%	03/01/24	273,923	268,445
Whitcraft LLC, First Lien Initial Term Loan(c)	United States	3M US L + 6.00%	7.00%	04/03/23	3,524,774	3,427,843
Whitcraft LLC, First Lien Revolving Term Loan(c)(d)	United States	3M US L + 6.00%	7.00%	04/03/23	158,575	154,214
WP CPP Holdings LLC, Second Lien Initial Term Loan(g)	United States	3M US L + 7.75%	8.75%	04/30/26	1,069,457	834,176
						19,756,984
AUTOMOTIVE (2.27%)
Commercial Vehicle Group, Inc., First Lien Initial Term Loan(c)	United States	1M US L + 10.50%	11.50%	04/12/23	227,987	212,028
CST Buyer Co., First Lien Tranche B Term Loan(c)	United States	1M US L + 5.25%	6.25%	10/03/25	4,634,444	4,634,444
CST Buyer Co., Revolving Credit Facility Term Loan(c)(d)	United States	L + 0.50%		10/03/25	233,472	233,472
Mavis Tire Express Services Corp., First Lien Closing Date Term Loan	United States	3M US L + 3.25%	3.47%	03/20/25	1,526,960	1,453,482
Midas Intermediate Holdco II LLC, First Lien 2017 Refinancing Term Loan	United States	3M US L + 2.75%	3.75%	08/18/21	917,584	865,649
Project Boost Purchaser LLC, First Lien Term Loan	United States	1M US L + 3.50%	3.65%	06/01/26	400,948	390,341

Description	Country	Spread Above Index	Rate	Maturity Date	Principal Amount		Value (Note 2)(a)
AUTOMOTIVE (continued)
Project Boost Purchaser LLC, Second Lien Term Loan(c)	United States	1M US L + 8.00%	8.15%	05/31/27		$448,768	$403,891
Winter Park Intermediate, Inc., First Lien Initial Term Loan	United States	1M US L + 4.75%	4.90%	04/04/25		1,413,698	1,388,075
							9,581,382
BANKING (0.06%)
TNS, Inc., First Lien Initial Term Loan	United States	1M US L + 4.00%	4.15%	08/14/22		242,179	240,817

BEVERAGE, FOOD, & TOBACCO (1.61%)
Advantage Sales & Marketing, Inc., First Lien Initial Term Loan	United States	1M US L + 3.25%	4.25%	07/23/21		217,784	214,789
Carrols Restaurant Group, Inc., First Lien Cov-Lite Incremental TLB Term Loan	United States	3M US L + 6.25%	7.25%	04/30/26		2,000,000	1,985,000
Carrols Restaurant Group, Inc., First Lien Initial Term Loan	United States	1M US L + 3.25%	3.44%	04/30/26		697,642	666,248
Froneri International, Ltd., First Lien Facility B1 Term Loan	United Kingdom	1M EUR L + 2.625%	2.63%	01/29/27		€650,024	743,286
H-Food Holdings LLC, First Lien Initial Term Loan	United States	1M US L + 3.688%	3.83%	05/23/25		$788,749	769,030
K-MAC Holdings Corp., Second Lien Initial Term Loan	United States	1M US L + 6.75%	6.90%	03/16/26		1,002,890	962,564
Quidditch Acquisition, Inc., First Lien B Term Loan(c)	United States	3M US L + 7.00%	8.00%	03/21/25		1,565,685	1,456,087
							6,797,004
CAPITAL EQUIPMENT (4.58%)
10945048 Canada, Inc., Second Lien Term Loan(c)	Canada	3M CDOR + 8.00%	9.38%	09/21/26	CAD	3,020,000	2,256,693
ACProducts, Inc., First Lien Initial Term Loan	United States	3M US L + 6.50%	7.50%	08/18/25		$1,984,596	1,993,278
ASP Unifrax Holdings, Inc., First Lien EUR Term Loan	United States	3M EUR L + 3.75%	3.75%	12/12/25		€615,277	623,818
ASP Unifrax Holdings, Inc., First Lien USD Term Loan	United States	3M US L + 3.75%	3.97%	12/12/25		$739,299	656,794
ASP Unifrax Holdings, Inc., Second Lien Term Loan	United States	3M US L + 8.50%	8.75%	12/14/26		917,431	756,881
Avaya, Inc., First Lien Tranche B Term Loan	United States	1M US L + 4.25%	4.40%	12/15/24		3,412	3,400
Blackbird Purchaser, Inc., Second Lien Incremental Term Loan(c)	United States	3M US L + 8.50%	8.72%	04/08/27		1,418,860	1,362,106
C&D Technologies, Inc., First Lien B Term Loan	United States	1M US L + 5.75%	5.90%	12/20/25		1,717,682	1,464,324
Cohu, Inc., First Lien Initial B Term Loan	United States	1M US L + 3.00%	3.15%	10/01/25		374,999	362,498
Crosby Group LLC, First Lien Initial Term Loan	United States	1M US L + 4.75%	4.91%	06/26/26		406,585	388,543
Cyxtera DC Holdings, Inc., First Lien Initial Term Loan	United States	3M US L + 3.00%	4.00%	05/01/24		688,345	597,198
Engineered Controls Intl, LLC Term Loan(c)	United States	3M US L + 7.00%	8.50%	11/05/24		4,147,354	4,147,354
Erpe Bidco, Ltd., First Lien Facility B EUR Term Loan	United Kingdom	3M EUR L + 4.00%	4.00%	10/04/24		€1,536,058	1,049,060
LEB Holdings , Inc., First Lien B Term Loan(g)	United States	L + 4.00%		09/25/27		$263,505	261,776
Ohio Transmission Corporation, Term Loan(c)	United States	3M US L + 8.50%	8.72%	04/09/27		1,961,592	1,883,128

Description	Country	Spread Above Index	Rate	Maturity Date	Principal Amount		Value (Note 2)(a)
CAPITAL EQUIPMENT (continued)
Shape Technologies Group, Inc., First Lien Initial Term Loan	United States	1M US L + 3.00%	3.15%	04/21/25		$521,022	$392,069
WireCo WorldGroup, Inc., First Lien Initial Term Loan	United States	3M US L + 5.00%	6.00%	09/29/23		649,365	568,058
WireCo WorldGroup, Inc., Second Lien Initial Term Loan	United States	3M US L + 9.00%	10.00%	09/30/24		750,000	581,250
							19,348,228
CHEMICALS, PLASTICS, & RUBBER (0.91%)
AI PLEX AcquiCo GmbH, First Lien Facility B Term Loan	United States	6M US L + 5.00%	5.32%	07/31/26		479,163	431,845
Ascend Performance Materials Operations LLC, First Lien Initial Term Loan	United States	3M US L + 5.25%	6.25%	08/27/26		1,950,077	1,950,886
ASK Chemicals GmbH, First Lien Facility B Term Loan	Germany	6M EUR L + 5.50%	5.50%	05/12/23		€1,000,000	898,395
Nouryon Finance B.V., First Lien Initial Dollar Term Loan	Netherlands	1M US L + 3.00%	3.15%	10/01/25		$577,227	560,736
							3,841,862
CONSTRUCTION & BUILDING (0.37%)
Crown Subsea Communications Holding, Inc., First Lien Initial Term Loan	United States	1M US L + 6.00%	6.16%	11/02/25		112,214	112,004
PlayPower, Inc., First Lien Initial Term Loan(c)(g)	United States	L + 5.50%		05/08/26		390,841	363,482
Sequa Mezzanine Holdings LLC, First Lien Extended Term Loan	United States	3M US L + 6.75%	7.75%	11/28/23		1,168,007	1,108,147
							1,583,633
CONSUMER GOODS: DURABLE (1.70%)
Auris Luxembourg III SARL, First Lien Facility B1A Term Loan	Denmark	6M EUR L + 4.00%	4.00%	02/27/26		€795,720	877,805
New Milani Group LLC, First Lien Term Loan(c)	United States	3M US L + 2.50%	3.50%	06/06/24		$782,000	735,080
TGG TS Acquisition Co., First Lien B Term Loan	United States	1M US L + 6.50%	6.64%	12/14/25		491,327	487,027
TLC Purchaser, Inc. Delayed Draw Term Loan(c)(d)	United States	L + 0.50%		10/11/25		623,197	615,407
TLC Purchaser, Inc. Revolver Loan(c)(d)	United States	L + 0.50%		10/11/25		778,763	769,028
TLC Purchaser, Inc. Term Loan B(c)	United States	3M US L + 5.75%	6.75%	10/11/25		3,719,184	3,672,694
							7,157,041
CONSUMER GOODS: NON-DURABLE (0.49%)
Kronos Acquisition Intermediate, Inc., First Lien Initial Term Loan	Canada	3M US L + 4.00%	5.00%	05/15/23		820,240	817,155
Zeppelin Bidco Pty Limited(c)	Australia	6M BBSY + 6.00%	6.23%	06/28/24	AUD	1,804,348	1,263,287
							2,080,442
CONTAINERS, PACKAGING, & GLASS (0.54%)
Ball Metalpack Finco LLC, First Lien Initial Term Loan	United States	3M US L + 4.50%	4.76%	07/31/25		$401,304	387,660
Packaging Coordinators Midco, Inc., First Lien Initial Term Loan(c)	United States	1M US L + 4.00%	5.00%	06/30/23		649,064	648,252
Packaging Coordinators Midco, Inc., Second Lien Initial Term Loan	United States	1M US L + 8.75%	9.75%	07/01/24		512,500	512,500
Pro Mach Group, Inc., First Lien Initial Term Loan	United States	1M US L + 2.75%	2.89%	03/07/25		457,088	440,423

Description	Country	Spread Above Index	Rate	Maturity Date	Principal Amount	Value (Note 2)(a)
CONTAINERS, PACKAGING, & GLASS (continued)
Trident TPI Holdings, Inc., First Lien Tranche B-1 Term Loan	United States	3M US L + 3.00%	4.00%	10/17/24	$299,255	$292,709
						2,281,544
ENERGY: ELECTRICITY (0.43%)
Infinite Electronics International, Inc., First Lien B-2 Term Loan(c)	United States	1M US L + 4.00%	4.15%	07/02/25	1,640,013	1,578,513
Infinite Electronics International, Inc., Second Lien B-1 Term Loan(c)	United States	1M US L + 8.00%	8.15%	07/02/26	240,000	229,200
						1,807,713
ENERGY: OIL & GAS (0.39%)
AMH Litigation Trust Initial Loan(c)(h)	United States			06/06/25	1,044	1,044
BlackBrush Oil & Gas LP, First Lien Term Loan(c)	United States	3M US L + 5.00%	6.00%	09/01/25	806,897	806,897
California Resources Corp., First Lien Term Loan	United States	1M US L + 10.375%	11.38%	12/31/21	647,730	20,782
Lower Cadence Holdings LLC, First Lien Initial Term Loan	United States	1M US L + 4.00%	4.15%	05/22/26	896,897	832,544
						1,661,267
FIRE: FINANCE (0.39%)
Advisor Group Holdings, Inc., First Lien Initial B Term Loan	United States	1M US L + 5.00%	5.15%	07/31/26	1,683,548	1,635,146

FIRE: INSURANCE (0.27%)
Ivy Finco Limited, Facility B Term Loan(c)	Jersey	3M GBP L + 5.50%	6.23%	05/19/25	£451,074	571,860
Ivy Finco Limited, Term Loan, Acquisition Facility (Original)(c)	Jersey	1M GBP L + 5.50%	5.96%	05/19/25	442,316	560,757
						1,132,617
FIRE: REAL ESTATE (0.16%)
Strand Court Limited, Facility A Tranche 4(c)	United Kingdom	6M EUR L + 6.75%	7.25%	02/13/23	€340,216	392,906
Strand Court Limited, Facility A Tranche 5(c)	United Kingdom	6M EUR L + 6.75%	7.25%	02/13/23	240,148	277,339
						670,245
FOREST PRODUCTS & PAPER (0.14%)
Solenis Holdings LLC, First Lien Initial Dollar Term Loan	United States	3M US L + 4.00%	4.26%	06/26/25	$14,731	14,438
Solenis Holdings LLC, Second Lien Initial Dollar Term Loan	United States	3M US L + 8.50%	8.76%	06/26/26	604,384	565,704
						580,142
HEALTHCARE & PHARMACEUTICALS (5.13%)
AEA Holdings SARL(c)	Luxembourg	6M US L + 9.25%	10.25%	11/17/24	2,525,512	2,525,512
Amneal Pharmaceuticals LLC, First Lien Initial Term Loan(g)	United States	1M US L + 3.50%	3.69%	05/04/25	1,235,121	1,168,603
BioClinica Holding I LP, First Lien Initial Term Loan	United States	1M US L + 4.25%	5.25%	10/20/23	569,605	563,197
Chip Holdco, Ltd., First Lien B Term Loan(c)	United Kingdom	6M US L + 5.00%	5.36%	07/11/25	961,318	942,091
Endo Luxembourg Finance Co. I SARL, First Lien Initial Term Loan	United States	3M US L + 4.25%	5.00%	04/29/24	1,919,314	1,835,689
eResearchTechnology, Inc., First Lien Initial Term Loan	United States	1M US L + 4.50%	5.50%	02/04/27	1,254,775	1,251,375
Genesis Care Finance Pty, Ltd., First Lien Facility B4 Term Loan(c)	United States	3M EUR L + 4.75%	4.75%	05/14/27	€561,618	657,650

Description	Country	Spread Above Index	Rate	Maturity Date	Principal Amount	Value (Note 2)(a)
HEALTHCARE & PHARMACEUTICALS (continued)
Genesis Care Finance Pty, Ltd., First Lien Facility B5 Term Loan(c)	United States	3M US L + 5.00%	6.00%	05/14/27	$360,365	$353,158
Golden State Buyer, Inc., First Lien Initial Term Loan(c)	United States	1M US L + 4.75%	4.90%	06/21/26	2,645,089	2,618,638
Mendel Bidco, Inc., Term Loan(c)	United States	3M US L + 4.50%	4.73%	06/17/27	2,715,805	2,634,331
Mertus 522. GmbH, Acquisition/Capex Facility(c)	Germany	6M EUR L + 6.25%	6.25%	05/28/26	€467,970	537,701
Mertus 522. GmbH, Facility B(c)	Germany	6M EUR L + 6.25%	6.25%	05/28/26	800,751	920,069
National Mentor Holdings, Inc., First Lien Initial C Term Loan	United States	1M US L + 4.25%	4.40%	03/09/26	$29,422	29,066
National Mentor Holdings, Inc., First Lien Initial Term Loan	United States	1M US L + 4.25%	4.40%	03/09/26	644,555	636,765
Parexel International Corp., First Lien Initial Term Loan	United States	1M US L + 2.75%	2.90%	09/27/24	765,511	736,330
Soursop, Ltd., Acquisition/Capex Facility(c)(d)	Ireland	3M EUR L + 5.50%	5.66%	11/03/25	€1,119,435	1,312,489
Soursop, Ltd., First Lien Term Loan(c)	Ireland	3M EUR L + 5.50%	5.75%	11/03/25	432,376	506,943
US Anesthesia Partners, Inc., First Lien Initial Term Loan	United States	3M US L + 3.00%	4.00%	06/23/24	$402,649	381,870
VVC Holding Corp., First Lien B Term Loan	United States	3M US L + 4.50%	4.75%	02/11/26	2,083,822	2,060,379
						21,671,856
HIGH TECH INDUSTRIES (7.29%)
AMI US Holdings Inc. Revolver Loan(c)(d)	United States	1M US L + 5.50%	6.59%	04/01/24	145,361	143,907
AMI US Holdings Inc. Term Loan(c)	United States	6M US L + 5.50%	6.59%	04/01/25	1,090,906	1,079,997
CB Nike Intermediateco Ltd. Closing Date Term Loan(c)	Israel	3M US L + 5.00%	5.75%	10/31/25	2,461,400	2,461,400
CB Nike Intermediateco Ltd. Revolver Loan(c)(d)	Israel	L + 0.50%		10/31/25	310,000	310,000
CMI Marketing, Inc., First Lien Initial Term Loan(c)	United States	1M US L + 4.50%	5.50%	05/24/24	860,200	860,200
CMI Marketing, Inc., First Lien Revolving Term Loan(c)(d)	United States	3M US L + 4.50%	4.50%	05/24/23	120,000	120,000
Cornerstone OnDemand, Inc., First Lien Term Loan	United States	1M US L + 4.25%	4.41%	04/22/27	872,093	871,731
DCert Buyer, Inc., First Lien Initial Term Loan	United States	1M US L + 4.00%	4.15%	10/16/26	517,712	512,454
Drilling Info Holdings, Inc. Delayed Draw Term Loan(d)	United States	L + 2.00%		07/30/25	112,500	102,938
Drilling Info Holdings, Inc., First Lien Initial Term Loan	United States	1M US L + 4.25%	4.40%	07/30/25	1,912,422	1,749,866
Electronics for Imaging, Inc., First Lien Initial Term Loan	United States	1M US L + 5.00%	5.15%	07/23/26	971,301	792,824
Electronics for Imaging, Inc., Second Lien Initial Term Loan(c)	United States	1M US L + 9.00%	9.15%	07/23/27	2,227,800	1,771,101
Epicor Software Corp., First Lien B (2020) Term Loan	United States	1M US L + 4.25%	5.25%	07/30/27	1,049,108	1,048,747
Epicor Software Corp., Second Lien Initial Term Loan	United States	1M US L + 7.75%	8.75%	07/31/28	352,503	363,518
Everest Bidco SAS, First Lien Facility B Term Loan	France	3M EUR L + 3.25%	3.25%	07/04/25	€947,437	1,052,511
Everest Bidco SAS, Second Lien Term Loan(c)	France	3M GBP L + 7.50%	8.50%	07/03/26	£378,378	485,802
Fiserv Investment Solutions, Inc., First Lien Initial Term Loan	United States	3M US L + 4.75%	5.02%	02/18/27	$292,751	291,594

Description	Country	Spread Above Index	Rate	Maturity Date	Principal Amount		Value (Note 2)(a)
HIGH TECH INDUSTRIES (continued)
LTI Holdings, Inc., First Lien Initial Term Loan	United States	1M US L + 3.50%	3.65%	09/06/25		$1,421,564	$1,327,385
LTI Holdings, Inc., Second Lien Initial Term Loan	United States	1M US L + 6.75%	6.90%	09/06/26		275,478	244,349
MRI Software LLC, Delayed Draw Term Loan(c)(d)	United States	L + 0.50%		02/10/26		88,883	88,883
MRI Software LLC, First Lien Closing Date Term Loan(c)	United States	3M US L + 5.50%	6.50%	02/10/26		2,207,870	2,207,870
MRI Software LLC, First Lien Revolving Term Loan(c)(d)	United States	L + 0.50%		02/10/26		155,944	155,944
Oneshield, Inc.(c)	United States	3M US L + 9.00%	10.00%	09/03/26		1,304,348	1,265,218
Oneshield, Inc., Revolver Loan(c)(d)(g)	United States	L + 0.50%		09/02/26		115,942	112,464
Plantronics, Inc., First Lien Initial B Term Loan	United States	1M US L + 2.50%	2.65%	07/02/25		371,359	349,888
Ultimate Software Group, Inc., First Lien Initial Term Loan	United States	1M US L + 3.75%	3.90%	05/04/26		840,236	834,518
Utimaco Management GMBH(c)	Germany	6M EUR L + 4.50%	4.50%	08/09/27		€2,786,275	3,250,453
Vital Holdco Limited, Facility B1(c)	United Kingdom	3M US L + 4.75%	5.75%	05/29/26		$2,946,432	2,946,432
Vital Holdco Limited, Facility B2(c)	United Kingdom	3M EUR L + 4.75%	4.75%	05/29/26		€659,780	773,563
Vungle, Inc., First Lien Initial Term Loan	United States	1M US L + 5.50%	5.65%	09/30/26		$760,857	757,053
Zywave, Inc.(c)	United States	3M US L + 5.00%	6.00%	11/17/22		2,437,750	2,437,750
							30,770,360
HOTEL, GAMING, & LEISURE (0.79%)
Aristocrat Leisure, Ltd., First Lien Initial Term Loan	Australia	3M US L + 3.75%	4.75%	10/19/24		267,125	266,500
Compass III, Ltd., First Lien Facility B2 Term Loan	Netherlands	6M EUR L + 4.50%	4.50%	05/09/25		€671,493	743,208
HNVR Holdco, Ltd., First Lien Facility C Term Loan	United Kingdom	6M EUR L + 4.50%	4.50%	09/12/25		1,353,619	1,154,141
HURTIGRUTEN GROUP AS, First Lien Term Loan	Norway	6M EUR L + 4.75%	8.00%	06/11/23		953,443	978,136
IRB Holding Corp., First Lien 2020 Replacement B Term Loan	United States	3M US L + 2.75%	3.75%	02/05/25		$202,424	193,793
							3,335,778
MEDIA: ADVERTISING, PRINTING & PUBLISHING (0.01%)
Catalina Marketing Corp., First Lien First-Out Term Loan	United States	1M US L + 7.50%	8.50%	02/15/23		15,522	9,520
Checkout Holding Corp., First Lien Term Loan(e)	United States	1M US L + 9.50%	11.50%	08/15/23		90,062	16,549
							26,069
MEDIA: BROADCASTING & SUBSCRIPTION (0.05%)
Tele Columbus AG, First Lien Facility A2 Term Loan	Germany	6M EUR L + 3.00%	3.00%	10/15/24		€194,822	217,380

MEDIA: DIVERSIFIED & PRODUCTION (2.45%)
9 Story Media Group Inc. CAD, First Lien Term Loan(c)	Canada	2M CDOR + 5.50%	6.50%	04/30/26	CAD	1,938,889	1,423,352
9 Story Media Group Inc. Euro, First Lien Term Loan(c)	Canada	2M EUR L + 5.50%	5.50%	04/30/26		€778,464	892,179
9 Story Media Group Inc. Revolver, First Lien Term Loan(c)(d)	Canada	1M CDOR + 5.50%	6.50%	04/30/26	CAD	895,604	657,469
Cassini SAS, First Lien Facility B Term Loan(g)	France	L + 4.00%		01/31/26		$1,119,968	919,180

Description	Country	Spread Above Index	Rate	Maturity Date	Principal Amount	Value (Note 2)(a)
MEDIA: DIVERSIFIED & PRODUCTION (continued)
Crown Finance US, Inc., First Lien Initial Dollar Tranche Term Loan	United Kingdom	3M US L + 2.50%	2.77%	02/28/25	$167,445	$112,664
Getty Images, Inc., First Lien Initial Euro Term Loan	United States	1M EUR L + 5.00%	5.00%	02/19/26	€312,066	342,559
International Entertainment Investments, Ltd., First Lien C1 Term Loan(c)	United Kingdom	6M GBP L + 4.75%	5.27%	05/31/23	£619,048	778,822
International Entertainment Investments, Ltd., First Lien C2 Term Loan(c)	United Kingdom	6M GBP L + 4.75%	5.27%	05/31/23	380,952	479,275
MH Sub I LLC, First Lien Amendment No. 2 Initial Term Loan	United States	1M US L + 3.50%	3.65%	09/13/24	$491,382	479,466
MH Sub I LLC, Second Lien Amendment No. 2 Initial Term Loan	United States	1M US L + 7.50%	7.65%	09/15/25	393,373	392,390
National CineMedia LLC, First Lien Initial Term Loan	United States	1M US L + 3.00%	4.00%	06/20/25	820,895	671,890
Recorded Books, Inc., First Lien Initial Term Loan	United States	1M US L + 4.00%	4.16%	08/29/25	333,594	331,926
Recorded Books, Inc., Incremental Term Loan Facility(g)	United States	L + 4.25%		08/31/25	1,285,593	1,272,737
Technicolor SA, First Lien Tranche 1 Term Loan	France	6M EUR L + 6.00%	6.00%	12/31/24	€854,402	796,391
William Morris Endeavor Entertainment LLC, First Lien B-1 Term Loan	United States	1M US L + 2.75%	2.90%	05/18/25	$925,689	796,866
						10,347,166
METALS & MINING (0.40%)
American Consolidated Natural Resources, Inc., First Priority Term Loan(e)	United States	3M US L + 13.00%	14.00%	09/16/25	1,026,299	821,039
Hyperion Materials & Technologies, Inc., First Lien Initial Term Loan	United States	3M US L + 5.50%	6.50%	08/28/26	911,086	847,311
						1,668,350
RETAIL (0.86%)
Ascena Retail Group, Inc., DIP Term Loan	United States	1M US L + 11.75%	12.75%	03/11/21	526,413	713,289
Ascena Retail Group, Inc., Tranche B Term Loan	United States	3M US L + 4.50%	5.25%	08/21/22	1,734,992	433,748
Casino, Guichard-Perrachon S.A., First Lien Facility Term Loan	France	3M EUR L + 5.50%	5.50%	01/31/24	€1,339,120	1,499,086
Kirk Beauty One GmbH, First Lien Facility B1 Term Loan	Germany	3M EUR L + 3.50%	3.50%	08/12/22	86,242	91,304
Kirk Beauty One GmbH, First Lien Facility B2 Term Loan	Germany	3M EUR L + 3.50%	3.50%	08/12/22	24,198	25,618
Kirk Beauty One GmbH, First Lien Facility B3 Term Loan	Germany	3M EUR L + 3.50%	3.50%	08/12/22	77,165	81,694
Kirk Beauty One GmbH, First Lien Facility B4 Term Loan	France	3M EUR L + 3.50%	3.50%	08/12/22	50,869	53,855
Kirk Beauty One GmbH, First Lien Facility B5 Term Loan	France	3M EUR L + 3.50%	3.50%	08/12/22	9,292	9,837
Kirk Beauty One GmbH, First Lien Facility B6 Term Loan	Germany	3M EUR L + 3.50%	3.50%	08/12/22	37,779	39,996
Kirk Beauty One GmbH, First Lien Facility B7 Term Loan	Netherlands	3M EUR L + 3.50%	3.50%	08/12/22	27,528	29,144
Kirk Beauty One GmbH, First Lien Facility B8 Term Loan	Germany	3M EUR L + 3.25%	3.25%	08/12/22	216,743	226,486
MED ParentCo LP, First Lien Delayed Draw Term Loan(d)	United States	1M US L + 4.25%	4.35%	08/31/26	$75,447	72,025

Description	Country	Spread Above Index	Rate	Maturity Date	Principal Amount	Value (Note 2)(a)
RETAIL (continued)
MED ParentCo LP, First Lien Initial Term Loan	United States	1M US L + 4.25%	4.40%	08/31/26	$300,865	$287,218
Moran Foods LLC, Second Lien Tranche A Term Loan(c)	United States	3M US L + 10.75%	11.75%	10/01/24	32,757	29,809
Moran Foods, LLC, First Lien (DIP) Term Loan	United States	3M US L + 7.00%	8.00%	03/29/24	25,829	25,829
						3,618,938
SERVICES: BUSINESS (5.43%)
Alliant Holdings Intermediate LLC, First Lien 2018 Initial Term Loan	United States	1M US L + 2.75%	2.90%	05/09/25	734,027	715,221
AMCP Clean Acquisition Co. LLC, First Lien Delayed Draw Term Loan(c)	United States	3M US L + 4.25%	4.41%	07/10/25	160,896	104,583
AMCP Clean Acquisition Co. LLC, First Lien Term Loan(c)	United States	3M US L + 4.25%	4.47%	07/10/25	664,935	432,208
AqGen Ascensus, Inc., First Lien Seventh Amendment Replacement Term Loan	United States	3M US L + 4.00%	5.00%	12/03/26	829,290	825,148
Automate Intermediate Holdings II SARL(c)	Luxembourg	1M US L + 7.75%	7.90%	07/22/27	1,090,250	1,079,348
AVSC Holding Corp., First Lien Initial Term Loan	United States	3M US L + 3.25%	4.25%	03/03/25	1,159,678	872,867
BBD Bidco, Ltd., First Lien Facility B1 Term Loan	United Kingdom	3M GBP L + 4.75%	4.84%	11/13/26	£819,435	1,012,097
BBD Bidco, Ltd., Second Lien Facility B1 Term Loan	United Kingdom	6M GBP L + 8.25%	8.34%	11/12/27	1,445,511	1,645,285
Comet Bidco, Ltd., First Lien Facility B Term Loan	United Kingdom	6M GBP L + 5.00%	5.09%	09/30/24	469,565	462,761
Comet Bidco, Ltd., First Lien Facility B2 Term Loan	United Kingdom	6M US L + 5.00%	6.00%	09/30/24	854,642	650,810
GT Polaris, INC., First Lien Initial Term Loan	United States	3M US L + 4.00%	5.00%	09/24/27	$353,484	351,495
Inmar, Inc., Initial Term Loan	United States	3M US L + 4.00%	5.00%	05/01/24	517,880	493,094
Marnix SAS, First Lien Facility B (EUR) Term Loan	France	6M EUR L + 3.50%	3.50%	11/19/26	€464,705	538,035
Monotype Imaging Holdings, Inc., First Lien Term Loan	United States	3M US L + 5.50%	6.50%	10/09/26	$1,813,930	1,703,969
Park Place Technologies LLC, Second Lien Initial Term Loan(c)	United States	1M US L + 8.00%	9.00%	03/29/26	276,817	262,976
Refine Intermediate, Inc., Facility B Term Loan(c)	United States	1M US L + 4.75%	5.75%	03/03/27	1,915,751	1,901,383
Refine Intermediate, Inc., Revolving Facility Term Loan(c)(d)	United States	3M GBP L + 4.75%	4.80%	09/03/26	467,256	463,752
Research Now Group, Inc., First Lien Initial Term Loan	United States	3M US L + 5.50%	6.50%	12/20/24	1,164,896	1,108,981
Research Now Group, Inc., Second Lien Term Loan	United States	3M US L + 9.50%	10.50%	12/20/25	2,000,000	1,700,000
Salient CRGT, Inc., First Lien Initial Term Loan	United States	3M US L + 6.50%	7.50%	02/28/22	1,448,960	1,347,533
Sophia LP, First Lien B Term Loan(g)	United States	L + 4.00%		09/23/27	1,450,986	1,443,731
SumUp Holdings Luxembourg SARL, Facility A Term Loan(c)	Luxembourg	3M EUR L + 8.00%	9.00%	08/01/24	€1,396,226	1,637,015
SumUp Holdings Luxembourg SARL, Facility B Delayed Draw Term Loan(c)	Luxembourg	3M EUR L + 8.00%	9.00%	08/01/24	1,461,013	1,712,975
Upstream Rehabilitation, Inc., Second Lien Term Loan(c)	United States	1M US L + 8.50%	8.65%	10/22/27	$456,140	444,737
						22,910,004

Description	Country	Spread Above Index	Rate	Maturity Date	Principal Amount	Value (Note 2)(a)
SERVICES: CONSUMER (1.68%)
Ancestry.com Operations, Inc., First Lien Extended Term Loan	United States	1M US L + 4.25%	4.40%	08/27/26	$270,085	$270,132
Dentalcorp Health Services ULC, First Lien Initial Term Loan	Canada	1M US L + 3.75%	4.75%	06/06/25	125,122	118,553
Pathway Vet Alliance LLC, First Lien Initial Term Loan	United States	1M US L + 4.00%	4.15%	03/31/27	907,898	895,755
Pathway Vet Alliance LLC, Initial Delayed Draw Term Loan(d)	United States	L + 4.00%		03/31/27	74,141	73,149
Titan Acquisitions Co. New Zealand, Ltd., First Lien 2020 Refinancing Term Loan	United States	3M US L + 4.00%	4.22%	05/01/26	481,458	472,631
Trafalgar Bidco, Ltd., First Lien Term Loan(c)	United Kingdom	1M GBP L + 5.00%	5.05%	09/11/24	£1,502,760	1,939,095
Travel Leaders Group LLC, First Lien 2018 Refinancing Term Loan(g)	United States	1M US L + 4.00%	4.15%	01/25/24	$2,542,111	1,895,729
Versant Health Holdco, Inc., First Lien Initial Term Loan	United States	1M US L + 3.00%	4.00%	12/02/24	979,243	977,896
WeddingWire, Inc., Second Lien Initial Dollar Term Loan	United States	1M US L + 8.25%	8.40%	12/21/26	533,333	458,667
						7,101,607
TELECOMMUNICATIONS (2.01%)
Frontier Communications Corp., First Lien B-1 Term Loan	United States	3M PRIME + 2.75%	8.25%	06/15/24	1,807,355	1,783,507
Greeneden US Holdings II LLC, First Lien Tranche B-3 Dollar Term Loan	United States	1M US L + 3.25%	3.40%	12/01/23	924,243	923,476
GTT Communications, Inc., First Lien Closing Date U.S. Term Loan	United States	3M US L + 2.75%	2.97%	05/31/25	905,757	785,065
Horizon Telcom, Inc., First Lien Delayed Draw Term Loan(c)	United States	3M US L + 4.75%	5.75%	06/15/23	46,262	45,336
Horizon Telcom, Inc., First Lien Revolving Term Loan(c)	United States	3M US L + 4.75%	5.75%	06/15/23	5,793	5,677
Horizon Telcom, Inc., First Lien Term Loan(c)	United States	3M US L + 4.75%	5.75%	06/15/23	681,269	667,644
Intelsat Jackson Holdings SA, First Lien DIP Facility Term Loan(d)	Luxembourg	3M US L + 5.50%	6.50%	07/13/21	78,688	80,294
Intelsat Jackson Holdings SA, First Lien Tranche B-5 Term Loan(f)	Luxembourg		8.63%	01/02/24	289,875	293,922
LOGIX Holding Co. LLC, First Lien Initial Term Loan	United States	1M US L + 5.75%	6.75%	12/22/24	335,700	310,522
Masergy Holdings, Inc., First Lien 2017 Replacement Term Loan	United States	3M US L + 3.25%	4.25%	12/15/23	940,777	923,138
Masergy Holdings, Inc., Second Lien Initial Term Loan	United States	3M US L + 7.50%	8.50%	12/16/24	462,778	438,482
Matterhorn Telecom S.A., First Lien Facility B1 Term Loan	Luxembourg	3M EUR L + 2.875%	2.88%	09/15/26	€369,547	420,008
Mavenir Systems, Inc., First Lien Initial Term Loan(c)	United States	2M US L + 6.00%	7.00%	05/08/25	$238,747	238,151
Northwest Fiber LLC, First Lien B Term Loan	United States	1M US L + 5.50%	5.66%	04/30/27	821,300	822,326
Pulsant Acquisitions Ltd., First Lien Facility B Term Loan(c)	United Kingdom	6M GBP L + 5.25%	6.25%	05/31/23	£605,008	757,256
						8,494,804

Description	Country	Spread Above Index	Rate	Maturity Date	Principal Amount	Value (Note 2)(a)
TRANSPORTATION: CARGO (0.84%)
Drive Chassis Holdco LLC, Second Lien B Term Loan(c)	United States	3M US L + 8.25%	8.52%	04/10/26	$2,120,128	$2,045,924
Grammer Purchaser, Inc., First Lien Revolving Term Loan(c)(d)	United States	L + 4.50%		09/30/24	90,000	89,100
Grammer Purchaser, Inc., First Lien Term Loan(c)	United States	3M US L + 4.50%	5.50%	09/30/24	1,408,368	1,394,284
						3,529,308
TRANSPORTATION: CONSUMER (0.48%)
Lakeland Tours, LLC, Holdco First Lien Term Loan(e)(f)	United States		13.25%	09/01/25	277,631	55,526
Lakeland Tours, LLC, Priority Exit (New Money DIP) Term Loan	United States	3M US L + 12.00%	13.25%	09/01/25	124,823	121,702
Lakeland Tours, LLC, Second Out Term Loan(e)	United States	3M US L + 6.00%	7.25%	09/01/25	216,794	178,855
Lakeland Tours, LLC, Third Out Term Loan(e)	United States	3M US L + 6.00%	7.25%	01/20/21	272,153	163,292
Safe Fleet Holdings LLC, Second Lien Initial Term Loan	United States	3M US L + 6.75%	7.75%	02/02/26	667,223	563,803
Toro Private Holdings III, Ltd., First Lien Initial (Super Priority) Term Loan(g)	Luxembourg	3M US L + 8.00%	9.00%	02/28/25	243,574	234,821
Toro Private Holdings III, Ltd., First Lien Initial Term Loan	United Kingdom	3M US L + 5.00%	5.22%	02/28/25	889,347	557,176
WestJet Airlines, Ltd., First Lien B Term Loan	Canada	3M US L + 3.00%	4.00%	12/11/26	184,538	160,845
						2,036,020
UTILITIES: OIL & GAS (0.12%)
Traverse Midstream Partners LLC, First Lien Advance Term Loan	United States	1M US L + 4.00%	5.00%	09/27/24	542,684	502,322

WHOLESALE (0.17%)
Akita Bidco SARL, First Lien Facility B3 Term Loan	Luxembourg	6M EUR L + 3.50%	3.50%	11/10/25	€203,827	234,437
SRS Distribution, Inc., First Lien Initial Term Loan	United States	1M US L + 3.00%	3.15%	05/23/25	$497,205	485,359
						719,796
TOTAL BANK LOANS
(Cost $201,325,692)						197,105,825

CORPORATE BONDS (35.69%)(f)
AEROSPACE & DEFENSE (1.92%)
Booz Allen Hamilton, Inc.(j)	United States		3.88%	09/01/28	$495,000	509,070
F-Brasile SpA(j)	Italy		7.38%	08/15/26	2,446,000	2,079,100
Global Aircraft Leasing Co., Ltd.(e)(j)	Cayman Islands		6.50% Cash and 7.25% PIK	09/15/24	690,142	387,342
Spirit AeroSystems, Inc.(p)(j)	United States		5.50%	01/15/25	556,000	561,560
Spirit AeroSystems, Inc.(j)	United States		7.50%	04/15/25	1,265,000	1,283,191
SSL Robotics LLC(j)	United States		9.75%	12/31/23	943,000	1,040,464
TransDigm, Inc.	United States		5.50%	11/15/27	652,000	627,844
TransDigm, Inc.(j)	United States		8.00%	12/15/25	150,000	163,275
Wolverine Escrow LLC(j)	United States		8.50%	11/15/24	65,000	53,463
Wolverine Escrow LLC(j)	United States		9.00%	11/15/26	1,692,000	1,399,072

Description	Country	Spread Above Index	Rate	Maturity Date	Principal Amount	Value (Note 2)(a)
AEROSPACE & DEFENSE (continued)
						$8,104,381
AUTOMOTIVE (0.81%)(j)
AAG FH LP	Canada		9.75%	07/15/24	1,303,000	1,234,592
Midas Intermediate Holdco II LLC	United States		7.88%	10/01/22	1,536,000	1,248,000
Truck Hero, Inc.	United States		8.50%	04/21/24	897,000	949,793
						3,432,385
BEVERAGE, FOOD, & TOBACCO (1.37%)
1011778 BC ULC / New Red Finance, Inc.(j)	Canada		5.75%	04/15/25	256,000	273,682
Chobani LLC(j)	United States		7.50%	04/15/25	1,622,000	1,681,827
H-Food Holdings LLC(j)	United States		8.50%	06/01/26	1,487,000	1,458,710
Post Holdings, Inc.(j)	United States		5.75%	03/01/27	121,000	127,542
Quidditch Acquisition, Inc.(c)(j)	United States		11.25%	03/21/25	1,750,000	1,839,019
TreeHouse Foods, Inc.	United States		4.00%	09/01/28	375,000	379,971
						5,760,751
CAPITAL EQUIPMENT (2.08%)
Avaya, Inc.(j)	United States		6.13%	09/15/28	909,000	931,725
Cleaver-Brooks, Inc.(j)	United States		7.88%	03/01/23	437,000	423,298
HAT Holdings I LLC / HAT Holdings II LLC(j)	United States		3.75%	09/15/30	595,000	599,463
Manitowoc Co., Inc.(j)	United States		9.00%	04/01/26	1,347,000	1,394,145
Masonite International Corp.(j)	United States		5.38%	02/01/28	642,000	686,869
Novafives SAS, Series Reg S(b)(k)	France	3M EUR L + 4.50%	4.50%	06/15/25	€456,000	388,317
Resideo Funding, Inc.(j)	United States		6.13%	11/01/26	$1,732,000	1,710,350
Sensata Technologies BV(j)	United States		5.00%	10/01/25	152,000	163,685
Sensata Technologies UK Financing Co. PLC(j)	United States		6.25%	02/15/26	410,000	430,244
Standard Industries, Inc.(j)	United States		4.75%	01/15/28	738,000	767,520
Standard Industries, Inc.(j)	United States		5.00%	02/15/27	1,240,000	1,293,202
						8,788,818
CHEMICALS, PLASTICS, & RUBBER (2.53%)(j)
Compass Minerals International, Inc.	United States		4.88%	07/15/24	450,000	460,735
Compass Minerals International, Inc.	United States		6.75%	12/01/27	897,000	970,276
Ingevity Corp.	United States		4.50%	02/01/26	1,314,000	1,320,386
Innophos Holdings, Inc.	United States		9.38%	02/15/28	694,000	740,411
Neon Holdings, Inc.	United States		10.13%	04/01/26	1,937,000	2,053,220
Nufarm Australia, Ltd.	Australia		5.75%	04/30/26	1,675,000	1,714,631
Univar Solutions USA, Inc./Washington	United States		5.13%	12/01/27	327,000	336,136
Venator Finance SARL	United States		5.75%	07/15/25	2,003,000	1,738,854
Venator Finance SARL	United States		9.50%	07/01/25	1,269,000	1,351,485
						10,686,134
CONSTRUCTION & BUILDING (0.47%)(j)
American Builders & Contractors Supply Co., Inc.	United States		5.88%	05/15/26	733,000	761,862
Summit Materials LLC	United States		5.13%	06/01/25	386,000	392,714
Summit Materials LLC	United States		6.50%	03/15/27	625,000	667,850
Summit Materials LLC / Summit Materials Finance Corp.	United States		5.25%	01/15/29	158,000	164,814
						1,987,240
CONSUMER GOODS: DURABLE (0.39%)
Dell International LLC(j)	United States		6.10%	07/15/27	151,000	178,499
Dell International LLC(j)	United States		6.20%	07/15/30	101,000	121,285
Newell Brands, Inc.	United States		4.88%	06/01/25	1,246,000	1,345,680
						1,645,464

Description	Country	Spread Above Index	Rate	Maturity Date	Principal Amount	Value (Note 2)(a)
CONSUMER GOODS: NON-DURABLE (1.05%)(j)
Energizer Holdings, Inc.	United States		4.75%	06/15/28	$356,000	$368,887
Energizer Holdings, Inc.	United States		6.38%	07/15/26	373,000	401,283
Hanesbrands, Inc.	United States		5.38%	05/15/25	449,000	476,501
Kronos Acquisition Holdings, Inc.	Canada		9.00%	08/15/23	1,263,000	1,283,524
Mattel, Inc.	United States		5.88%	12/15/27	740,000	797,813
William Carter Co.	United States		5.50%	05/15/25	1,038,000	1,089,251
						4,417,259
CONTAINERS, PACKAGING, & GLASS (0.59%)(j)
Ardagh Packaging Finance PLC	United States		5.25%	04/30/25	642,000	671,753
Intelligent Packaging, Ltd. Finco, Inc.	Canada		6.00%	09/15/28	536,000	544,536
Trident TPI Holdings, Inc.	United States		9.25%	08/01/24	955,000	1,016,168
Trivium Packaging Finance BV	Netherlands		8.50%	08/15/27	240,000	259,200
						2,491,657
ENERGY: ELECTRICITY (0.10%)(j)
Pattern Energy Operations LP / Pattern Energy Operations, Inc.	United States		4.50%	08/15/28	392,000	407,435

ENERGY: OIL & GAS (0.47%)
Alta Mesa Holdings LP(i)	United States		7.88%	12/15/24	968,000	2,725
Bruin E&P Partners LLC(i)(j)	United States		8.88%	08/01/23	638,000	1,914
Great Western Petroleum LLC(j)	United States		9.00%	09/30/21	907,000	537,397
Magnolia Oil & Gas Operating LLC(j)	United States		6.00%	08/01/26	221,000	218,790
SM Energy Co.	United States		5.63%	06/01/25	1,415,000	641,908
Targa Resources Partners LP(j)	United States		5.50%	03/01/30	578,000	575,653
						1,978,387
FIRE: FINANCE (2.38%)
Advisor Group Holdings, Inc.(j)	United States		10.75%	08/01/27	1,107,000	1,137,924
AG Issuer LLC(j)	United States		6.25%	03/01/28	1,446,000	1,442,385
Credit Acceptance Corp.	United States		6.63%	03/15/26	441,000	457,262
Encore Capital Group, Inc.(j)	United States		4.88%	10/15/25	€409,000	479,552
Garfunkelux Holdco 3 SA	Luxembourg		7.50%	08/01/22	209,000	227,829
Garfunkelux Holdco 3 SA	Luxembourg		8.50%	11/01/22	£385,000	460,027
Intrum AB(j)	Sweden		4.88%	08/15/25	€792,000	915,121
Intrum AB(k)	Sweden		3.50%	07/15/26	489,000	523,380
LPL Holdings, Inc.(j)	United States		4.63%	11/15/27	$1,772,000	1,795,257
OneMain Finance Corp.	United States		5.38%	11/15/29	146,000	152,205
OneMain Finance Corp.	United States		8.88%	06/01/25	963,000	1,068,304
StoneX Group, Inc.(j)	United States		8.63%	06/15/25	1,275,000	1,379,391
						10,038,637
FIRE: INSURANCE (0.50%)(j)
Genworth Mortgage Holdings, Inc.	United States		6.50%	08/15/25	948,000	992,745
Tempo Acquisition LLC	United States		5.75%	06/01/25	120,000	126,150
Tempo Acquisition LLC	United States		6.75%	06/01/25	952,000	973,406
						2,092,301
FIRE: REAL ESTATE (1.45%)(j)
Iron Mountain, Inc.	United States		5.25%	03/15/28	1,163,000	1,213,154
Iron Mountain, Inc.	United States		5.25%	07/15/30	754,000	787,459
Ladder Capital Finance Holdings LLLP	United States		4.25%	02/01/27	1,125,000	975,937
Ladder Capital Finance Holdings LLLP	United States		5.25%	03/15/22	450,000	442,260
PennyMac Financial Services, Inc.	United States		5.38%	10/15/25	1,046,000	1,060,383
QualityTech LP / QTS Finance Corp.(p)	United States		3.88%	10/01/28	558,000	561,002

Description	Country	Spread Above Index	Rate	Maturity Date	Principal Amount	Value (Note 2)(a)
FIRE: REAL ESTATE (continued)
Quicken Loans LLC / Quicken Loans Co.-Issuer, Inc.	United States		3.63%	03/01/29	$545,000	$541,253
Quicken Loans LLC / Quicken Loans Co.-Issuer, Inc.	United States		3.88%	03/01/31	545,000	539,550
						6,120,998
FOREST PRODUCTS & PAPER (0.69%)(j)
LABL Escrow Issuer LLC	United States		6.75%	07/15/26	2,111,000	2,231,063
LABL Escrow Issuer LLC	United States		10.50%	07/15/27	656,000	698,837
						2,929,900
HEALTHCARE & PHARMACEUTICALS (2.07%)
Acadia Healthcare Co., Inc.(p)(j)	United States		5.00%	04/15/29	222,000	224,497
Acadia Healthcare Co., Inc.(j)	United States		5.50%	07/01/28	325,000	334,876
Acadia Healthcare Co., Inc.	United States		5.63%	02/15/23	354,000	357,135
Acadia Healthcare Co., Inc.	United States		6.50%	03/01/24	787,000	810,527
Bausch Health Cos., Inc.(j)	United States		5.25%	01/30/30	189,000	186,426
Change Healthcare Holdings LLC(j)	United States		5.75%	03/01/25	935,000	947,856
DaVita, Inc.(j)	United States		3.75%	02/15/31	496,000	479,161
DaVita, Inc.(j)	United States		4.63%	06/01/30	1,126,000	1,156,430
Emergent BioSolutions, Inc.(j)	United States		3.88%	08/15/28	310,000	311,993
IQVIA, Inc.(j)	United States		5.00%	05/15/27	624,000	655,534
Ortho-Clinical Diagnostics, Inc.(j)	United States		7.38%	06/01/25	659,000	670,121
Select Medical Corp.(j)	United States		6.25%	08/15/26	959,000	998,837
Tenet Healthcare Corp.(j)	United States		4.63%	06/15/28	430,000	434,429
Tenet Healthcare Corp.(j)	United States		6.25%	02/01/27	680,000	702,851
Tenet Healthcare Corp.(j)	United States		7.50%	04/01/25	417,000	449,908
						8,720,581
HIGH TECH INDUSTRIES (2.72%)(j)
Banff Merger Sub, Inc.	United States		9.75%	09/01/26	1,905,000	2,016,443
BY Crown Parent LLC	United States		4.25%	01/31/26	216,000	220,185
CDK Global, Inc.	United States		5.25%	05/15/29	836,000	891,126
Genesys Telecommunications Laboratories, Inc.	United States		10.00%	11/30/24	655,000	691,844
Go Daddy Operating Co. LLC	United States		5.25%	12/01/27	247,000	257,568
International Game Technology PLC	United States		5.25%	01/15/29	997,000	1,009,816
NCR Corp.	United States		5.00%	10/01/28	743,000	743,464
NCR Corp.	United States		5.25%	10/01/30	372,000	372,698
ON Semiconductor Corp.	United States		3.88%	09/01/28	1,604,000	1,629,584
Plantronics, Inc.	United States		5.50%	05/31/23	1,293,000	1,154,798
Presidio Holdings, Inc.	United States		4.88%	02/01/27	311,000	315,718
Presidio Holdings, Inc.	United States		8.25%	02/01/28	437,000	459,123
Sabre GLBL, Inc.	United States		9.25%	04/15/25	192,000	211,669
Verscend Escrow Corp.	United States		9.75%	08/15/26	1,394,000	1,519,167
						11,493,203
HOTEL, GAMING, & LEISURE (2.05%)
Caesars Entertainment, Inc.(j)	United States		6.25%	07/01/25	898,000	937,292
Caesars Entertainment, Inc.(j)	United States		8.13%	07/01/27	776,000	823,573
Caesars Resort Collection LLC / CRC Finco, Inc.(j)	United States		5.75%	07/01/25	673,000	694,872
Hilton Domestic Operating Co., Inc.(j)	United States		5.38%	05/01/25	228,000	237,070
Hilton Domestic Operating Co., Inc.(j)	United States		5.75%	05/01/28	227,000	240,478
IRB Holding Corp.(j)	United States		7.00%	06/15/25	492,000	525,468
MGM Resorts International	United States		6.75%	05/01/25	718,000	753,616
Royal Caribbean Cruises, Ltd.(j)	United States		9.13%	06/15/23	303,000	321,559

Description	Country	Spread Above Index	Rate	Maturity Date	Principal Amount	Value (Note 2)(a)
HOTEL, GAMING, & LEISURE (continued)
Scientific Games International, Inc.(j)	United States		8.63%	07/01/25	$968,000	$1,011,899
Stonegate Pub Co. Financing 2019 PLC(j)	United Kingdom		8.25%	07/31/25	£1,075,000	1,289,956
Wynn Resorts Finance LLC(j)	United States		7.75%	04/15/25	$1,716,000	1,819,475
						8,655,258
MEDIA: ADVERTISING, PRINTING & PUBLISHING (0.43%)(j)
Cimpress PLC	Netherlands		7.00%	06/15/26	875,000	832,178
Outfront Media Capital LLC / Outfront Media Capital Corp.	United States		4.63%	03/15/30	1,005,000	966,056
						1,798,234
MEDIA: BROADCASTING & SUBSCRIPTION (1.84%)(j)
CSC Holdings LLC	United States		4.63%	12/01/30	2,609,000	2,624,954
Radiate Holdco LLC / Radiate Finance, Inc.	United States		4.50%	09/15/26	729,000	731,581
Radiate Holdco LLC / Radiate Finance, Inc.	United States		6.50%	09/15/28	1,385,000	1,423,624
Vmed O2 UK Financing I PLC	United Kingdom		4.25%	01/31/31	935,000	955,453
Ziggo BV	Netherlands		4.88%	01/15/30	1,976,000	2,048,865
						7,784,477
MEDIA: DIVERSIFIED & PRODUCTION (1.54%)
ANGI Group LLC(j)	United States		3.88%	08/15/28	1,550,000	1,537,406
Getty Images, Inc.(j)	United States		9.75%	03/01/27	1,140,000	1,115,558
National CineMedia LLC	United States		5.75%	08/15/26	2,403,000	1,642,595
National CineMedia LLC(j)	United States		5.88%	04/15/28	970,000	812,375
Sirius XM Radio, Inc.(j)	United States		4.13%	07/01/30	1,374,000	1,409,779
						6,517,713
METALS & MINING (0.00%)(j)(l)
Murray Energy Corp.(e)(i)	United States		9.00% Cash and 3.00% PIK	04/15/24	1,551,935	3,957

RETAIL (1.14%)
Anagram International, Inc. / Anagram Holdings LLC(e)(j)	United States		5.00% Cash and 5.00% PIK	08/15/26	174,710	150,251
Asbury Automotive Group, Inc.(j)	United States		4.50%	03/01/28	32,000	32,260
Asbury Automotive Group, Inc.(j)	United States		4.75%	03/01/30	123,000	124,153
Burlington Coat Factory Warehouse Corp.(j)	United States		6.25%	04/15/25	175,000	184,516
Group 1 Automotive, Inc.(j)	United States		4.00%	08/15/28	237,000	233,297
L Brands, Inc.(j)	United States		6.63%	10/01/30	391,000	398,820
L Brands, Inc.(j)	United States		6.88%	07/01/25	228,000	246,584
L Brands, Inc.(j)	United States		9.38%	07/01/25	152,000	174,610
Lithia Motors, Inc.(p)(j)	United States		4.38%	01/15/31	418,000	418,000
Maxeda DIY Holding BV(j)	Netherlands		5.88%	10/01/26	€414,000	485,960
Party City Holdings, Inc.(b)(j)	United States	6M US L + 5.00%	6.00%	07/15/25	$323,210	242,407
Sally Holdings LLC	United States		5.63%	12/01/25	1,330,000	1,350,143
Sally Holdings LLC(j)	United States		8.75%	04/30/25	715,000	785,606
						4,826,607
SERVICES: BUSINESS (0.74%)
Jaguar Holding Co. II(j)	United States		5.00%	06/15/28	551,000	575,795
La Financiere Atalian SASU, Series Reg S(k)	France		4.00%	05/15/24	€304,000	303,324
La Financiere Atalian SASU, Series Reg S(k)	France		5.13%	05/15/25	113,000	112,946
MDC Partners, Inc.(j)	United States		6.50%	05/01/24	$1,574,000	1,438,652
MEDNAX, Inc.(j)	United States		6.25%	01/15/27	656,000	681,407

Description	Country	Spread Above Index	Rate	Maturity Date	Principal Amount	Value (Note 2)(a)
SERVICES: BUSINESS (continued)
						$3,112,124
SERVICES: CONSUMER (0.78%)
Cinemark USA, Inc.	United States		4.88%	06/01/23	148,000	126,818
Cinemark USA, Inc.	United States		5.13%	12/15/22	2,333,000	2,080,744
Cinemark USA, Inc.(j)	United States		8.75%	05/01/25	184,000	195,845
Verisure Holding AB(j)	Sweden		3.88%	07/15/26	€750,000	883,250
						3,286,657
TELECOMMUNICATIONS (2.48%)
Cablevision Lightpath LLC(j)	United States		3.88%	09/15/27	$329,000	329,617
Cablevision Lightpath LLC(j)	United States		5.63%	09/15/28	320,000	325,752
Cincinnati Bell, Inc.(j)	United States		7.00%	07/15/24	165,000	170,363
CommScope Technologies LLC(j)	United States		6.00%	06/15/25	1,053,000	1,068,690
CommScope, Inc.(j)	United States		6.00%	03/01/26	640,000	667,978
Connect Finco SARL(j)	United Kingdom		6.75%	10/01/26	1,137,000	1,142,344
Northwest Fiber LLC(j)	United States		10.75%	06/01/28	1,866,000	2,043,270
PLT VII Finance Sarl(j)	Luxembourg		4.63%	01/05/26	€389,000	465,066
Sprint Capital Corp.	United States		8.75%	03/15/32	$434,000	635,727
United Group BV(j)	Netherlands		3.13%	02/15/26	€475,000	526,353
United Group BV(j)	Netherlands		3.63%	02/15/28	707,000	782,640
United Group BV(b)(j)	Netherlands	3M EUR L + 3.25%	3.25%	02/15/26	309,000	343,834
Zayo Group Holdings, Inc.(j)	United States		6.13%	03/01/28	$1,914,000	1,975,880
						10,477,514
TRANSPORTATION: CARGO (0.18%)(b)(k)
Naviera Armas S.A., Series Reg S	Spain	3M EUR L + 4.25%	4.25%	11/15/24	€497,000	304,303
Naviera Armas S.A., Series Reg S	Spain	3M EUR L + 6.50%	6.50%	07/31/23	732,000	475,087
						779,390
TRANSPORTATION: CONSUMER (0.61%)(j)
Sabre Global, Inc.	United States		5.25%	11/15/23	$1,031,000	1,010,380
VistaJet Malta Finance PLC	Switzerland		10.50%	06/01/24	1,641,000	1,543,689
						2,554,069
UTILITIES: ELECTRIC (0.31%)(j)
Calpine Corp.	United States		4.50%	02/15/28	578,000	592,924
Calpine Corp.	United States		5.13%	03/15/28	685,000	709,944
						1,302,868
UTILITIES: WATER (0.12%)(j)
Core & Main LP	United States		6.13%	08/15/25	490,000	497,252

WHOLESALE (1.88%)(j)
Beacon Roofing Supply, Inc.	United States		4.50%	11/15/26	87,000	89,692
Beacon Roofing Supply, Inc.	United States		4.88%	11/01/25	1,959,000	1,923,375
Builders FirstSource, Inc.	United States		6.75%	06/01/27	221,000	237,023
Specialty Building Products Holdings LLC / SBP Finance Corp.	United States		6.38%	09/30/26	1,431,000	1,458,726
SRS Distribution, Inc.	United States		8.25%	07/01/26	3,024,000	3,238,885
TPro Acquisition Corp.	United States		11.00%	10/15/24	251,000	253,510
US Foods, Inc.	United States		6.25%	04/15/25	704,000	746,300
						7,947,511
TOTAL CORPORATE BONDS
(Cost $151,685,250)						150,639,162

Description	Country	Spread Above Index	Rate	Maturity Date	Principal Amount	Value (Note 2)(a)
CONVERTIBLE CORPORATE BONDS (0.60%)(f)
FIRE: REAL ESTATE (0.60%)
Apollo Commercial Real Estate Finance, Inc.	United States	5.38%		10/15/23	$1,216,000	$1,119,137
Blackstone Mortgage Trust, Inc.	United States	4.38%		05/05/22	918,000	887,063
Blackstone Mortgage Trust, Inc.	United States	4.75%		03/15/23	578,000	550,336
						2,556,536
TOTAL CONVERTIBLE CORPORATE BONDS
(Cost $2,174,534)						2,556,536

COLLATERALIZED LOAN OBLIGATIONS (5.81%)
DEBT (4.60%)(b)
Allegro CLO X, Ltd., Series 2019-1A(j)	Cayman Islands	3M US L + 6.88%	7.15%	04/20/32	$400,000	348,729
AMMC CLO XI, Ltd., Series 2018-11A(j)	Cayman Islands	3M US L + 5.80%	6.07%	04/30/31	400,000	340,146
AMMC CLO XVIII, Ltd., Series 2018-18A(j)	Cayman Islands	3M US L + 6.00%	6.23%	05/26/31	600,000	484,768
Atlas Senior Loan Fund V, Ltd., Series 2017-1A(j)	Cayman Islands	3M US L + 2.60%	2.87%	07/16/29	800,000	764,542
Atlas Senior Loan Fund VII, Ltd., Series 2018-7A(j)	Cayman Islands	3M US L + 6.40%	6.65%	11/27/31	300,000	233,822
Atlas Senior Loan Fund XIII, Series 2019-13A(j)	Cayman Islands	3M US L + 6.95%	7.21%	04/22/31	400,000	305,961
Atlas Senior Loan Fund XIV, Series 2019-14A(j)	Cayman Islands	3M US L + 6.94%	7.21%	07/20/32	500,000	394,383
Barings Euro CLO 2018-1 BV, Series 2018-1X(k)	Netherlands	3M EUR L + 1.50%	1.50%	04/15/31	€300,000	334,176
BlueMountain CLO 2016-3, Ltd., Series 2018-3A(j)	Cayman Islands	3M US L + 2.20%	2.48%	11/15/30	$300,000	282,238
BlueMountain CLO 2016-3, Ltd., Series 2018-3A(j)	Cayman Islands	3M US L + 5.95%	6.23%	11/15/30	300,000	239,877
Canyon Capital CLO 2014-1, Ltd., Series 2018-1A(j)	Cayman Islands	3M US L + 1.80%	2.07%	01/30/31	350,000	334,474
Carlyle Global Market Strategies CLO 2013-3, Ltd., Series 2017-3A(j)	Cayman Islands	3M US L + 1.70%	1.98%	10/15/30	300,000	283,089
Carlyle Global Market Strategies CLO 2013-3, Ltd., Series 2017-3A(j)	Cayman Islands	3M US L + 5.50%	5.78%	10/15/30	400,000	320,282
Carlyle Global Market Strategies CLO 2014-3-R, Ltd., Series 2018-3RA(j)	Cayman Islands	3M US L + 2.95%	3.19%	07/27/31	300,000	258,917
Carlyle Global Market Strategies CLO 2014-4-R, Ltd., Series 2018-4RA(j)	Cayman Islands	3M US L + 1.90%	2.18%	07/15/30	400,000	375,013
Carlyle Global Market Strategies CLO 2015-5, Ltd., Series 2019-5A(j)	Cayman Islands	3M US L + 6.70%	6.97%	01/20/32	400,000	318,097
Carlyle Global Market Strategies CLO 2017-3, Ltd., Series 2017-3A(j)	Cayman Islands	3M US L + 6.11%	6.38%	07/20/29	400,000	315,619
CIFC Funding 2013-III-R, Ltd., Series 2018-3RA(j)	Cayman Islands	3M US L + 5.90%	6.16%	04/24/31	500,000	431,800
CIFC Funding 2014-II-R, Ltd., Series 2018-2RA(j)	Cayman Islands	3M US L + 5.69%	5.95%	04/24/30	300,000	252,098
Dryden 59 Euro CLO 2017 BV, Series 2018-59A(j)	Netherlands	3M EUR L + 1.55%	1.55%	05/15/32	€300,000	335,241
HPS Loan Management 6-2015, Ltd., Series 2018-2015(j)	Cayman Islands	3M US L + 2.50%	2.75%	02/05/31	$300,000	264,612
ICG US CLO 2015-2R, Ltd., Series 2020-2RA(j)	Cayman Islands	3M US L + 6.99%	7.26%	01/16/33	600,000	500,107
KKR CLO 10, Ltd., Series 2017-10(j)	Cayman Islands	3M US L + 6.50%	6.75%	09/15/29	350,000	295,097

		Spread	Rate	Maturity	Principal	Value
DEBT (continued)
KKR CLO 14, Ltd., Series 2018-14(j)	Cayman Islands	3M US L + 6.15%	6.43%	07/15/31	$400,000	$324,796
Mountain View CLO 2017-2 LLC, Series 2018-2A(j)	Cayman Islands	3M US L + 5.96%	6.23%	01/16/31	500,000	397,948
Mountain View CLO IX, Ltd., Series 2018-9A(j)	Cayman Islands	3M US L + 6.08%	6.36%	07/15/31	700,000	512,634
MP CLO III, Ltd., Series 2017-1A(j)	Cayman Islands	3M US L + 2.00%	2.27%	10/20/30	300,000	283,193
Northwoods Capital XVIII, Ltd., Series 2019-18A(j)	Cayman Islands	3M US L + 6.58%	6.83%	05/20/32	400,000	326,136
Oaktree CLO 2018-1, Ltd., Series 2018-1A(j)	Cayman Islands	3M US L + 6.15%	6.42%	10/20/30	300,000	240,297
Oaktree CLO 2019-1, Ltd., Series 2019-1A(j)	Cayman Islands	3M US L + 3.80%	4.06%	04/22/30	300,000	260,768
Oaktree CLO 2019-1, Ltd., Series 2019-1A(j)	Cayman Islands	3M US L + 6.80%	7.06%	04/22/30	400,000	329,468
Oaktree CLO 2019-2, Ltd., Series 2019-2A(j)	Cayman Islands	3M US L + 6.77%	7.05%	04/15/31	500,000	388,093
Octagon Investment Partners 18-R, Ltd., Series 2018-18A(j)	Cayman Islands	3M US L + 2.70%	2.97%	04/16/31	300,000	268,475
OZLM Funding IV, Ltd., Series 2017-4A(j)	Cayman Islands	3M US L + 6.30%	7.40%	10/22/30	707,623	586,498
OZLM VI, Ltd., Series 2018-6A(j)	Cayman Islands	3M US L + 3.13%	3.40%	04/17/31	300,000	275,301
OZLM XXII, Ltd., Series 2018-22A(j)	Cayman Islands	3M US L + 1.80%	2.07%	01/17/31	300,000	287,361
OZLM XXII, Ltd., Series 2018-22A(j)	Cayman Islands	3M US L + 2.65%	2.92%	01/17/31	383,000	341,317
Regatta XIII Funding, Ltd., Series 2018-2A(j)	Cayman Islands	3M US L + 5.95%	6.23%	07/15/31	900,000	775,275
Shackleton 2017-X CLO, Ltd., Series 2020-10A(j)	Cayman Islands	3M US L + 3.30%	3.57%	04/20/29	300,000	265,998
Sound Point CLO II, Ltd., Series 2018-1A(j)	Cayman Islands	3M US L + 1.85%	2.09%	01/26/31	300,000	278,933
Sound Point CLO II, Ltd., Series 2018-1A(j)	Cayman Islands	3M US L + 5.50%	5.74%	01/26/31	300,000	221,775
Sound Point CLO IV-R, Ltd., Series 2018-3RA(j)	Cayman Islands	3M US L + 2.25%	2.52%	04/18/31	900,000	843,251
Sound Point CLO XXII, Ltd., Series 2019-1A(j)	Cayman Islands	3M US L + 6.30%	6.57%	01/20/32	300,000	254,519
Steele Creek CLO 2019-1, Ltd., Series 2019-1A(j)	Cayman Islands	3M US L + 4.10%	4.38%	04/15/32	700,000	644,296
Symphony CLO XV, Ltd., Series 2018-15A(j)	Cayman Islands	3M US L + 6.33%	6.60%	01/17/32	1,000,000	837,491
Venture XV CLO, Ltd., Series 2019-15A(j)	Cayman Islands	3M US L + 2.80%	3.08%	07/15/32	400,000	369,557
Venture XXII CLO, Ltd., Series 2018-22A(j)	Cayman Islands	3M US L + 5.65%	5.93%	01/15/31	300,000	214,624
Venture XXX CLO, Ltd., Series 2017-30A(j)	Cayman Islands	3M US L + 6.30%	6.58%	01/15/31	200,000	158,924
Venture XXXII CLO, Ltd., Series 2018-32A(j)	Cayman Islands	3M US L + 5.75%	6.02%	07/18/31	300,000	223,035
Venture XXXIII CLO, Ltd., Series 2018-33A(j)	Cayman Islands	3M US L + 5.95%	6.23%	07/15/31	200,000	148,031
Venture XXXIV CLO, Ltd., Series 2018-34A(j)	Cayman Islands	3M US L + 6.13%	6.41%	10/15/31	200,000	160,613
Venture XXXV CLO, Ltd., Series 2018-35A(j)	Cayman Islands	3M US L + 6.20%	6.46%	10/22/31	300,000	218,067
Venture XXXVI CLO, Ltd., Series 2019-36A(j)	Cayman Islands	3M US L + 4.15%	4.42%	04/20/32	450,000	428,046
Venture XXXVI CLO, Ltd., Series 2019-36A(j)	Cayman Islands	3M US L + 6.92%	7.19%	04/20/32	300,000	255,807
Vibrant CLO 1X, Ltd., Series 2018-9A(j)	Cayman Islands	3M US L + 3.20%	3.47%	07/20/31	300,000	260,991
						19,394,606
EQUITY (1.21%)(m)
Barings CLO, Ltd., Series 2019-3A	Cayman Islands		10.53%	04/20/31	$1,200,000	848,974
Carlyle Global Market Strategies CLO 2017-5, Ltd., Series 2017-5A(j)	Cayman Islands		32.81%	01/20/30	700,000	309,822
Madison Park Funding XXI, Ltd., Series 2016-21A(j)	Cayman Islands		14.04%	07/25/29	500,000	260,564

		Spread	Maturity	Principal	Value
EQUITY (continued)
Madison Park Funding XXVI, Ltd., Series 2017-26A(j)	Cayman Islands	17.63%	07/29/47	$500,000	$214,272
Midocean Credit CLO, Ltd., Series 2018-8A(j)	Cayman Islands	24.26%	02/20/31	300,000	163,593
OZLM XIX, Ltd., Series 2017-19A(j)	Cayman Islands	6.00%	11/22/30	1,100,000	519,546
RR 4, Ltd., Series 2018-4A(j)	Cayman Islands	21.87%	04/15/18	1,000,000	764,531
Sound Point CLO XVII, Ltd., Series 2017-3A(j)	Cayman Islands	21.83%	10/20/30	600,000	287,216
Sound Point CLO XIX, Ltd., Series 2018-1A(j)	Cayman Islands	20.52%	04/15/31	400,000	186,888
Sound Point CLO XX, Ltd., Series 2018-2A(j)	Cayman Islands	19.91%	07/26/31	500,000	251,602
Sound Point CLO XXI, Ltd., Series 2018-3A(j)	Cayman Islands	17.48%	10/26/31	1,200,000	585,329
Venture CDO, Ltd., Series 2017-30A(j)	Cayman Islands	18.09%	01/15/31	600,000	339,201
Vibrant CLO VIII, Ltd., Series 2018-8A(j)	Cayman Islands	6.39%	01/20/31	500,000	200,299
Voya, Ltd., Series 2017-1A(j)	Cayman Islands	27.36%	04/17/30	505,000	190,728
					5,122,565
TOTAL COLLATERALIZED LOAN OBLIGATIONS
(Cost $27,676,407)					24,517,171

		Shares	Value
COMMON STOCKS (0.40%)(h)
ENERGY: OIL & GAS (0.27%)
Ultra Resources, Inc.	United States	52,870	1,154,337

MEDIA: ADVERTISING, PRINTING & PUBLISHING (0.00%)(l)
PacificCo(c)	United States	1,260	323

MEDIA: DIVERSIFIED & PRODUCTION (0.10%)
Technicolor SA	France	272,142	408,420

METALS & MINING (0.01%)
Murray Energy Corporation	United States	2,639	30,349

RETAIL (0.02%)
Party City Holdco, Inc.	United States	32,889	85,511

TOTAL COMMON STOCKS
(Cost $2,537,075)			1,678,940

EQUITY INTEREST (1.44%)(c)
AEROSPACE & DEFENSE (0.35%)
GIACF Air Comm Equity Holdings, LLC - Preferred Stock (16.00% PIK)(e)	United States	676,730	676,730
Kellstrom Aerospace Group, Inc.(h)	United States	107	109,821
Meggitt-USA, Inc.(h)	United States	7,000	675,710
			1,462,261
CONSTRUCTION & BUILDING (0.63%)
Bain Capital Credit CC Fund(k)(n)	United States	21,481	2,644,573

		Shares	Value
EQUITY INTEREST (continued)
CONSUMER GOODS: DURABLE (0.03%)
TLC Holdco LP(h)	United States	103,961	$123,424

ENERGY: OIL & GAS (0.21%)
Blackbrush Oil - Preferred(h)	United States	2,420,690	677,793
Blackbrush Oil 8/20(h)	United States	75,310	–
Ultra Petroleum Corp(h)	United States	18,673	214,740
			892,533
HIGH TECH INDUSTRIES (0.13%)
East BCC Coinvest III, LLC(h)(k)	United States	241,930	126,853
Oneshield Partners LP(h)	United States	434,783	434,783
			561,636
MEDIA: DIVERSIFIED & PRODUCTION (0.01%)
Technicolor SA - Warrants(h)	France	31,173	46,418

METALS & MINING (0.01%)
Murray Energy Corporation Preferred(h)	United States	2,507	35,098

RETAIL (0.00%)(l)
Moran Foods(h)	United States	1,819	1,873

TRANSPORTATION: CARGO (0.07%)(k)
GIACF Grammer Equity Holdings, LLC - Common Stock(h)	United States	84,221	78,561
GIACF Grammer Equity Holdings, LLC - Preferred Stock (10.00% PIK)(e)	United States	595	60,540
GIACF Grammer Equity Holdings, LLC - Warrants(h)	United States	10,151	–
Toro Private Investments LP(h)	United States	324,324	157,060
			296,161
TOTAL EQUITY INTEREST
(Cost $5,998,289)			6,063,977

EXCHANGE TRADED FUNDS (1.23%)
iShares iBoxx High Yield Corporate Bond ETF	United States	31,010	2,601,739

Invesco Senior Loan ETF	United States	119,918	2,607,017

TOTAL EXCHANGE TRADED FUNDS
(Cost $5,250,756)			5,208,756

TOTAL INVESTMENTS (91.87%)
(Cost $396,648,003)			$387,770,367

Other Assets In Excess Of Liabilities (8.13%)(o)			34,314,135
NET ASSETS (100.00%)			$422,084,502

Reference Rates:
6M BBSY - 6 Month BBSY as of September 30, 2020 was 0.10%
1M US L - 1 Month US LIBOR as of September 30, 2020 was 0.15%
2M US L - 2 Month US LIBOR as of September 30, 2020 was 0.19%
3M US L - 3 Month US LIBOR as of September 30, 2020 was 0.23%
6M US L - 6 Month US LIBOR as of September 30, 2020 was 0.26%
1M EUR L - 1 Month EURIBOR as of September 30, 2020 was (0.53)%
3M EUR L - 3 Month EURIBOR as of September 30, 2020 was (0.50)%
6M EUR L - 6 Month EURIBOR as of September 30, 2020 was (0.48)%
1M GBP L - 1 Month GBP LIBOR as of September 30, 2020 was 0.05%
3M GBP L - 3 Month GBP LIBOR as of September 30, 2020 was 0.06%
6M GBP L - 6 Month GBP LIBOR as of September 30, 2020 was 0.09%
3M CDOR - 3 Month CDOR as of September 30, 2020 was 0.51%
PRIME as of September 30, 2020 was 3.25%

(a)	Investment holdings denominated in foreign currencies are converted to U.S. Dollars using period end spot rates.
(b)	Floating or variable rate security. The reference rate is described above. The rate in effect as of September 30, 2020 is based on the reference rate plus the displayed spread as of the security's last reset date.
(c)	Security is classified as Level 3 in the Fund's fair value hierarchy (see Note 2).
(d)	A portion of this position or the entire position was not funded as of September 30, 2020. The Fund had $3,827,751 at par value in unfunded commitments pursuant to Delayed Draw Term Loan facilities and unused Revolver capacities. The Consolidated Schedule of Investments records each of these investments as fully funded. A corresponding payable for investments purchased has also been recorded which represents the actual unfunded amount on the balance sheet date.

Unfunded Security	Total revolving and delayed draw loan commitments	Less: drawn commitments	Total undrawn commitments
9 Story Media Group Inc. Revolver, First Lien Term Loan	$672,602	$251,018	$421,584
AMI US Holdings Inc. Revolver Loan	145,361	104,660	40,701
CB Nike Intermediateco Ltd. Revolver Loan	310,000	–	310,000
CMI Marketing, Inc., First Lien Revolving Term Loan	120,000	–	120,000
CST Buyer Co., Revolving Credit Facility Term Loan	233,472	–	233,472
Drilling Info Holdings, Inc. Delayed Draw Term Loan	112,500	–	112,500
Grammer Purchaser, Inc., First Lien Revolving Term Loan	90,000	–	90,000
Intelsat Jackson Holdings SA, First Lien DIP Facility Term Loan	78,688	39,344	39,344
Kellstrom Commercial Aerospace, Inc. - Revolver	433,577	361,314	72,263
MED ParentCo LP, First Lien Delayed Draw Term Loan	75,447	52,789	22,658
MRI Software LLC, Delayed Draw Term Loan	88,883	–	88,883
MRI Software LLC, First Lien Revolving Term Loan	155,944	–	155,944
Oneshield, Inc., Revolver Loan	115,942	–	115,942
Pathway Vet Alliance LLC, Initial Delayed Draw Term Loan	74,141	–	74,141
Refine Intermediate, Inc., Revolving Facility Term Loan	467,256	60,292	406,964
Soursop, Ltd., Acquisition/Capex Facility	1,312,489	1,286,239	26,250
TLC Purchaser, Inc. Delayed Draw Term Loan	623,197	–	623,197
TLC Purchaser, Inc. Revolver Loan	778,763	–	778,763
Whitcraft LLC, First Lien Revolving Term Loan	158,575	63,430	95,145
Total	$6,046,837	$2,219,086	$3,827,751

(e)	Paid in kind security which may pay interest in additional par.
(f)	Fixed rate security.
(g)	All or a portion of this position has not settled as of September 30, 2020. The interest rate shown represents the stated spread over the applicable London Interbank Offered Rate ("LIBOR" or "L") or Euro Interbank Offered Rate ("EURIBOR" or "EUR L"); the Fund will not accrue interest until the settlement date at which point LIBOR or EURIBOR will be established. If the position is partially settled, the reference rate and floor shown is applicable to the settled portion.
(h)	Non-income producing security.
(i)	See Note 2 regarding defaulted securities.

(j)	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended (the "Securities Act"). These securities may be sold in the ordinary course of business in transactions exempt from registration normally to qualified institutional buyers. As of September 30, 2020, the aggregate market value of those securities was $160,016,754, representing 37.91% of net assets.

(k)	Securities exempt from registration under the Securities Act, and may be deemed to be "restricted securities" under the Securities Act. As of September 30, 2020 the aggregate market value of those securities was $5,509,120 representing 1.31% of the Fund's net assets.
(l)	Less than 0.005%.
(m)	CLO subordinated notes, income notes, and Class M notes are considered CLO equity positions. CLO equity positions are entitled to recurring distributions which are generally equal to the remaining cash flow of payments made by underlying securities less contractual payments to debt holders and fund expenses.
(n)	The Fund's interest in this investment is held through a wholly-owned subsidiary of the Fund, GIACF Alternative Holdings, LLC, a Cayman Islands company formed to effect certain non-performing loan investments for the Fund.
(o)	Includes cash which is being held as collateral for total return swaps.
(p)	When-Issued or delayed delivery security based on typical market settlement convention for such security.

Common Abbreviations:

BBSY - Bank Bill Swap Rate

CDO - Collateralized Debt Obligation

CDOR - Canadian Dollar Offered Rate

CLO - Collateralized Loan Obligation

ETF - Exchange-Traded Fund

EURIBOR - Euro Interbank Offered Rate

GmbH - German Company with Limited Liability

LIBOR - London Interbank Offered Rate

LLC - Limited Liability Company

LP - Limited Partnership

Ltd - Limited Company

PIK - Payment in Kind

PLC - Public Limited Company

Reg S - Regulation S

S.A. - Société Anonyme

SARL - Société A Responsabilité Limitée

See Notes to Quarterly Consolidated Portfolio of Investments.

OUTSTANDING FORWARD FOREIGN CURRENCY CONTRACTS
Counterparty	Settlement Date	Fund Receiving	Value	Fund Delivering	Value	Unrealized Appreciation/ (Depreciation)
Bank Of New York Mellon	12/16/20	USD	2,177,129	CAD	2,156,128	$21,001
Bank Of New York Mellon	12/16/20	USD	28,428,951	EUR	28,023,944	405,007
Bank Of New York Mellon	12/16/20	USD	11,099,046	GBP	11,038,027	61,019
						$487,027

Bank Of New York Mellon	04/15/21	USD	843,562	EUR	909,832	$(66,270)
Bank Of New York Mellon	04/15/21	USD	1,624,890	CAD	1,696,992	(72,102)
Bank Of New York Mellon	12/16/20	USD	8,583,699	EUR	8,891,084	(307,385)
Bank Of New York Mellon	04/15/21	USD	1,283,064	AUD	1,304,206	(21,142)
						$(466,899)
						$20,128

See Notes to Quarterly Consolidated Portfolio of Investments.

TOTAL RETURN SWAP CONTRACTS(a)
Counterparty	Fund Receives	Fund Pays	Notional Amount	Unrealized Appreciation/ (Depreciation)
Citibank, N.A.	Alliant Holdings Intermediate LLC, 1M US L + 2.75%, 2.90%, 05/09/25	1M US L + 1.25%	$1,173,237	$1,342
Citibank, N.A.	Ancestry.com Operations Inc., 1M US L + 4.25%, 4.40%, 08/27/26	1M US L + 1.25%	2,659,905	16,153
Citibank, N.A.	Aristocrat Leisure Ltd., 3M US L + 3.75%, 4.75%, 10/19/24	1M US L + 1.25%	275,942	6,204
Citibank, N.A.	Avaya Inc., L + 4.25%, 12/15/24	1M US L + 1.25%	975,387	22,617
Citibank, N.A.	Cast & Crew Payroll LLC, 1M US L + 3.75%, 3.90%, 02/09/26	1M US L + 1.25%	694,490	26,334
Citibank, N.A.	Castle US Holding Corp., 3M US L + 3.75%, 3.97%, 01/29/27	1M US L + 1.25%	955,906	8,106
Citibank, N.A.	Connect Finco SARL, 1M US L + 4.50%, 5.50%, 12/11/26	1M US L + 1.25%	1,434,258	25,187
Citibank, N.A.	Cornerstone OnDemand Inc., 1M US L + 4.25%, 4.41%, 04/22/27	1M US L + 1.25%	343,345	11,735
Citibank, N.A.	Cross Financial Corp., 1M US L + 4.50%, 5.50%, 09/15/27(b)	1M US L + 1.25%	247,186	2,551
Citibank, N.A.	Excelitas Technologies Corp., 3M US L + 3.50%, 4.50%, 12/02/24	1M US L + 1.25%	494,642	1,203
Citibank, N.A.	Froneri International Ltd., 1M US L + 2.25%, 2.40%, 01/29/27	1M US L + 1.25%	964,088	2,108
Citibank, N.A.	GHX Ultimate Parent Corp., 3M US L + 3.25%, 4.25%, 06/28/24	1M US L + 1.25%	676,652	815
Citibank, N.A.	Granite Acquisition Inc., 3M US L + 3.50%, 4.50%, 12/17/21	1M US L + 1.25%	469,239	1,401
Citibank, N.A.	Greeneden US Holdings II LLC, 1M US L + 3.25%, 3.40%, 12/01/23	1M US L + 1.25%	542,479	3,426
Citibank, N.A.	Hargray Communications Group Inc., 1M US L + 3.00%, 4.00%, 05/16/24	1M US L + 1.25%	1,255,121	8,293
Citibank, N.A.	Informatica LLC, 1M US L + 3.25%, 3.40%, 02/25/27	1M US L + 1.25%	954,198	29,430
Citibank, N.A.	Inmar Inc., 3M US L + 4.00%, 5.00%, 05/01/24	1M US L + 1.25%	595,299	7,544
Citibank, N.A.	Kronos Acquisition Intermediate Inc., 3M US L + 4.00%, 5.00%, 05/15/23	1M US L + 1.25%	800,154	28,087
Citibank, N.A.	Lakeland Tours LLC, 3M US L + 12.00%, 13.25%, 01/20/21(b)	1M US L + 1.25%	134,177	13,796
Citibank, N.A.	Messer Industries USA Inc., 3M US L + 2.50%, 2.72%, 03/02/26	1M US L + 1.25%	1,211,452	17,894
Citibank, N.A.	MH Sub I LLC, 1M US L + 3.50%, 3.65%, 09/13/24	1M US L + 1.25%	1,683,653	145
Citibank, N.A.	Nexstar Broadcasting Inc., 1M US L + 2.25%, 2.39%, 01/17/24	1M US L + 1.25%	773,469	7,067
Citibank, N.A.	Northwest Fiber LLC, 1M US L + 5.50%, 5.66%, 04/30/27	1M US L + 1.25%	652,388	28,491
Citibank, N.A.	Plaskolite PPC Intermediate II LLC, 3M US L + 4.25%, 5.25%, 12/15/25	1M US L + 1.25%	673,851	8,271
Citibank, N.A.	Radiate Holdco LLC, L + 3.00%, 02/01/24	1M US L + 1.25%	986,526	1,102
Citibank, N.A.	Research Now Group Inc., 3M US L + 5.50%, 6.50%, 12/20/24	1M US L + 1.25%	925,395	36,541
Citibank, N.A.	Sigma Holdco B.V., L + 3.00%, 07/02/25	1M US L + 1.25%	1,949,669	11,008
Citibank, N.A.	SRS Distribution Inc., 1M US L + 3.00%, 3.15%, 05/23/25	1M US L + 1.25%	1,629,499	38,953
Citibank, N.A.	Sunshine Luxembourg VII SARL, 3M US L + 4.25%, 4.47%, 10/01/26	1M US L + 1.25%	661,562	6,355
Citibank, N.A.	Trident TPI Holdings Inc., 3M US L + 3.00%, 4.00%, 10/17/24	1M US L + 1.25%	546,589	7,062
Citibank, N.A.	Truck Hero Inc., 1M US L + 3.75%, 3.90%, 04/22/24	1M US L + 1.25%	1,769,570	3,040
Citibank, N.A.	Versant Health Holdco Inc., 1M US L + 3.00%, 4.00%, 12/02/24	1M US L + 1.25%	905,565	20,888
Citibank, N.A.	VICI Properties 1 LLC, 1M US L + 1.75%, 1.91%, 12/20/24	1M US L + 1.25%	960,225	12,517
Citibank, N.A.	Whatabrands LLC, 1M US L + 2.75%, 2.91%, 07/31/26	1M US L + 1.25%	1,085,907	16,659
Citibank, N.A.	Wilsonart LLC, 3M US L + 3.25%, 4.25%, 12/19/23	1M US L + 1.25%	1,273,604	33,677
Citibank, N.A.	Winter Park Intermediate Inc., 1M US L + 4.75%, 4.90%, 04/04/25	1M US L + 1.25%	943,277	1,555
Citibank, N.A.	Zayo Group Holdings Inc., 1M US L + 3.00%, 3.15%, 03/09/27	1M US L + 1.25%	1,452,391	4,730
			$35,730,297	$472,287

Citibank, N.A.	1199169 BC ULC, 3M US L + 3.50%, 3.72%, 04/06/26	1M US L + 1.25%	$167,744	$(16,574)
Citibank, N.A.	ABG Intermediate Holdings 2 LLC, L + 3.50%, 09/27/24	1M US L + 1.25%	248,129	(2,766)
Citibank, N.A.	Advisor Group Holdings Inc., 1M US L + 5.00%, 5.15%, 07/31/26	1M US L + 1.25%	994,655	(20,493)
Citibank, N.A.	Alliant Holdings Intermediate LLC, 1M US L + 3.25%, 3.40%, 05/09/25	1M US L + 1.25%	768,108	(5,430)
Citibank, N.A.	Altice Financing S.A., 1M US L + 2.75%, 2.89%, 01/31/26	1M US L + 1.25%	682,004	(18,499)
Citibank, N.A.	Altice Financing SA, 1M US L + 2.75%, 2.90%, 07/15/25	1M US L + 1.25%	932,426	(1,205)
Citibank, N.A.	American Axle & Manufacturing Inc., 1M US L + 2.25%, 3.00%, 04/06/24	1M US L + 1.25%	276,639	(5,406)
Citibank, N.A.	American Rock Salt Co. LLC, 1M US L + 3.50%, 4.50%, 03/21/25(b)	1M US L + 1.25%	272,017	(1,182)
Citibank, N.A.	AppLovin Corp., L + 3.50%, 08/15/25	1M US L + 1.25%	996,255	(7,561)
Citibank, N.A.	ASP Chromaflo Intermediate Holdings Inc., 1M US L + 3.50%, 4.50%, 11/20/23	1M US L + 1.25%	214,254	(1,737)
Citibank, N.A.	ASP Chromaflo Intermediate Holdings Inc., 1M US L + 3.50%, 4.50%, 11/20/23	1M US L + 1.25%	278,597	(2,259)
Citibank, N.A.	ASP Unifrax Holdings Inc., 3M US L + 3.75%, 3.97%, 12/12/25	1M US L + 1.25%	714,491	(42,145)
Citibank, N.A.	Auris Luxembourg III SARL, 1M US L + 3.75%, 3.90%, 02/27/26	1M US L + 1.25%	1,129,491	(70,762)
Citibank, N.A.	AVSC Holding Corp., 3M US L + 3.25%, 4.25%, 03/03/25	1M US L + 1.25%	1,226,028	(285,110)
Citibank, N.A.	Bausch Health Cos. Inc., 1M US L + 3.00%, 3.15%, 06/02/25	1M US L + 1.25%	1,575,713	(13,176)

TOTAL RETURN SWAP CONTRACTS(a) (continued)
Counterparty	Fund Receives	Fund Pays	Notional Amount	Unrealized Appreciation/ (Depreciation)
Citibank, N.A.	BCP Renaissance Parent LLC, 2M US L + 3.50%, 4.50%, 10/31/24	1M US L + 1.25%	$540,131	$(22,089)
Citibank, N.A.	Boxer Parent Co. Inc., 1M US L + 4.25%, 4.40%, 10/02/25	1M US L + 1.25%	2,053,509	(34,782)
Citibank, N.A.	Brookfield WEC Holdings Inc., 1M US L + 3.00%, 3.75%, 08/01/25	1M US L + 1.25%	498,055	(13,823)
Citibank, N.A.	BY Crown Parent LLC, 1M US L + 3.00%, 4.00%, 02/02/26	1M US L + 1.25%	273,564	(1,489)
Citibank, N.A.	Caesars Resort Collection LLC, 1M US L + 2.75%, 2.90%, 12/23/24	1M US L + 1.25%	2,321,941	(90,828)
Citibank, N.A.	Carrols Restaurant Group Inc., 1M US L + 3.25%, 3.44%, 04/30/26	1M US L + 1.25%	592,686	(9,309)
Citibank, N.A.	Citadel Securities LP, 1M US L + 2.75%, 2.90%, 02/27/26	1M US L + 1.25%	248,628	(1,913)
Citibank, N.A.	Clarios Global LP, 1M US L + 3.50%, 3.65%, 04/30/26	1M US L + 1.25%	432,778	(6,844)
Citibank, N.A.	Cohu Inc., L + 3.00%, 10/01/25	1M US L + 1.25%	487,519	(4,170)
Citibank, N.A.	Core & Main LP, 3M US L + 2.75%, 3.75%, 08/01/24	1M US L + 1.25%	292,531	(3,839)
Citibank, N.A.	Crosby US Acquisition Corp., 1M US L + 4.75%, 4.91%, 06/26/26	1M US L + 1.25%	464,256	(10,702)
Citibank, N.A.	Crown Finance US Inc., 3M US L + 2.50%, 2.77%, 02/28/25	1M US L + 1.25%	1,599,129	(456,710)
Citibank, N.A.	CSC Holdings LLC, 1M US L + 2.50%, 2.65%, 04/15/27	1M US L + 1.25%	1,133,975	(21,066)
Citibank, N.A.	CSC Holdings LLC, 1M US L + 2.25%, 2.40%, 07/17/25	1M US L + 1.25%	483,492	(10,570)
Citibank, N.A.	DCert Buyer Inc., 1M US L + 4.00%, 4.15%, 10/16/26	1M US L + 1.25%	500,344	(6,763)
Citibank, N.A.	Delek US Holdings Inc., 1M US L + 2.25%, 2.40%, 03/31/25	1M US L + 1.25%	1,120,291	(54,845)
Citibank, N.A.	Dell International LLC, 1M US L + 2.00%, 2.75%, 09/19/25	1M US L + 1.25%	788,253	(4,091)
Citibank, N.A.	Dentalcorp Health Services ULC, 1M US L + 3.75%, 4.75%, 06/06/25	1M US L + 1.25%	979,202	(38,576)
Citibank, N.A.	Dynasty Acquisition Co. Inc., 3M US L + 3.50%, 3.72%, 04/06/26	1M US L + 1.25%	311,216	(30,739)
Citibank, N.A.	Edgewater Generation LLC, 1M US L + 3.75%, 3.90%, 12/13/25	1M US L + 1.25%	684,550	(10,759)
Citibank, N.A.	Electronics for Imaging Inc., 1M US L + 5.00%, 5.15%, 07/23/26	1M US L + 1.25%	250,390	(31,222)
Citibank, N.A.	Emerald 2 Ltd., 3M US L + 3.25%, 3.47%, 07/10/26	1M US L + 1.25%	272,472	(2,744)
Citibank, N.A.	Endo Luxembourg Finance Co. I SARL, 3M US L + 4.25%, 5.00%, 04/29/24	1M US L + 1.25%	961,917	(4,753)
Citibank, N.A.	Eyemart Express LLC, 1M US L + 3.00%, 4.00%, 08/04/24	1M US L + 1.25%	1,082,565	(21,520)
Citibank, N.A.	Filtration Group Corp., 3M US L + 3.50%, 4.50%, 04/30/25	1M US L + 1.25%	918,326	(95,350)
Citibank, N.A.	Genuine Financial Holdings LLC, 3M US L + 3.75%, 3.90%, 07/11/25	1M US L + 1.25%	1,137,955	(84,983)
Citibank, N.A.	Getty Images Inc., 1M US L + 4.50%, 4.69%, 02/19/26	1M US L + 1.25%	955,512	(15,187)
Citibank, N.A.	Global Education Management Systems Establishment, L + 5.00%, 07/31/26	1M US L + 1.25%	490,008	(3,493)
Citibank, N.A.	GYP Holdings III Corp., 1M US L + 2.75%, 2.90%, 06/01/25	1M US L + 1.25%	491,333	(974)
Citibank, N.A.	Harbor Freight Tools USA Inc., 1M US L + 2.50%, 3.25%, 08/18/23	1M US L + 1.25%	1,468,774	(4,550)
Citibank, N.A.	Hayward Industries Inc., 1M US L + 3.50%, 3.65%, 08/05/24	1M US L + 1.25%	2,071,716	(21,846)
Citibank, N.A.	H-Food Holdings LLC, 1M US L + 3.688%, 3.83%, 05/23/25	1M US L + 1.25%	1,746,614	(24,137)
Citibank, N.A.	HUB International Ltd., 3M US L + 3.00%, 3.26%, 04/25/25	1M US L + 1.25%	1,627,106	(8,308)
Citibank, N.A.	IRB Holding Corp., 3M US L + 2.75%, 3.75%, 02/05/25	1M US L + 1.25%	1,177,237	(29,567)
Citibank, N.A.	Jane Street Group LLC, 1M US L + 3.00%, 3.15%, 01/31/25	1M US L + 1.25%	886,474	(1,278)
Citibank, N.A.	Keane Group Holdings LLC, 1M US L + 3.50%, 4.50%, 05/25/25	1M US L + 1.25%	1,061,835	(81,272)
Citibank, N.A.	Lakeland Tours LLC, 3M US L + 4.25%, 5.25%, 12/16/24	1M US L + 1.25%	998,244	(575,900)
Citibank, N.A.	Level 3 Financing Inc., 1M US L + 1.75%, 1.90%, 03/01/27	1M US L + 1.25%	337,684	(10,078)
Citibank, N.A.	Lower Cadence Holdings LLC, 1M US L + 4.00%, 4.15%, 05/22/26	1M US L + 1.25%	987,330	(65,130)
Citibank, N.A.	LTI Holdings Inc., 3M US L + 3.50%, 3.65%, 09/06/25	1M US L + 1.25%	1,486,032	(2,635)
Citibank, N.A.	MA FinanceCo. LLC, 1M US L + 2.50%, 2.65%, 06/21/24	1M US L + 1.25%	71,355	(2,458)
Citibank, N.A.	Masergy Holdings Inc., 3M US L + 3.25%, 4.25%, 12/15/23	1M US L + 1.25%	1,444,791	(3,348)
Citibank, N.A.	Mauser Packaging Solutions Holding Co., 3M US L + 3.25%, 3.52%, 04/03/24	1M US L + 1.25%	2,552,491	(37,495)
Citibank, N.A.	Mavis Tire Express Services Corp., 3M US L + 3.25%, 3.47%, 03/20/25	1M US L + 1.25%	1,217,073	(26,513)
Citibank, N.A.	MED ParentCo LP, 1M US L + 4.25%, 4.35%, 08/31/26(c)	1M US L + 1.25%	198,791	(8,349)
Citibank, N.A.	MED ParentCo LP, 1M US L + 4.25%, 4.40%, 08/31/26	1M US L + 1.25%	794,118	(36,453)
Citibank, N.A.	Microchip Technology Inc., 1M US L + 2.00%, 2.15%, 05/29/25(b)	1M US L + 1.25%	273,244	(1,511)
Citibank, N.A.	Midas Intermediate Holdco II LLC, 3M US L + 2.75%, 3.75%, 08/18/21	1M US L + 1.25%	982,689	(32,842)
Citibank, N.A.	MX Holdings US Inc., 1M US L + 2.75%, 3.50%, 07/31/25	1M US L + 1.25%	164,009	(2,448)
Citibank, N.A.	National CineMedia LLC, 1M US L + 3.00%, 4.00%, 06/20/25	1M US L + 1.25%	272,183	(49,257)
Citibank, N.A.	Nouryon Finance B.V., 1M US L + 3.00%, 3.15%, 10/01/25	1M US L + 1.25%	1,701,343	(22,202)
Citibank, N.A.	Oxbow Carbon LLC, 1M US L + 3.75%, 3.90%, 01/04/23(b)	1M US L + 1.25%	1,487,887	(5,160)
Citibank, N.A.	Parexel International Corp., 1M US L + 2.75%, 2.90%, 09/27/24	1M US L + 1.25%	1,862,825	(34,023)
Citibank, N.A.	Park Place Technologies LLC, 1M US L + 4.00%, 5.00%, 03/29/25	1M US L + 1.25%	341,408	(35)
Citibank, N.A.	Pathway Vet Alliance LLC, L + 4.00%, 03/31/27	1M US L + 1.25%	18,623	(41)

TOTAL RETURN SWAP CONTRACTS(a) (continued)
Counterparty	Fund Receives	Fund Pays	Notional Amount	Unrealized Appreciation/ (Depreciation)
Citibank, N.A.	Pathway Vet Alliance LLC, L + 4.00%, 03/31/27	1M US L + 1.25%	$228,567	$(480)
Citibank, N.A.	Pearl Intermediate Parent LLC, 1M US L + 2.75%, 2.90%, 02/14/25	1M US L + 1.25%	1,451,326	(10,177)
Citibank, N.A.	Plaze Inc., 1M US L + 3.50%, 3.65%, 08/03/26	1M US L + 1.25%	496,250	(5,837)
Citibank, N.A.	Pro Mach Group Inc., 1M US L + 2.75%, 2.89%, 03/07/25	1M US L + 1.25%	1,838,285	(14,971)
Citibank, N.A.	Project Alpha Intermediate Holding Inc., 3M US L + 3.50%, 4.50%, 04/26/24	1M US L + 1.25%	272,931	(833)
Citibank, N.A.	Project Boost Purchaser LLC, 1M US L + 3.50%, 3.65%, 06/01/26	1M US L + 1.25%	1,037,717	(25,005)
Citibank, N.A.	QUIKRETE Holdings Inc., 1M US L + 2.50%, 2.65%, 02/01/27	1M US L + 1.25%	1,529,568	(12,961)
Citibank, N.A.	Scientific Games International Inc., 3M US L + 2.75%, 3.47%, 08/14/24	1M US L + 1.25%	2,180,547	(10,748)
Citibank, N.A.	Seattle SpinCo Inc., 1M US L + 2.50%, 2.65%, 06/21/24	1M US L + 1.25%	481,875	(16,596)
Citibank, N.A.	Select Medical Corp., 1M US L + 2.50%, 2.78%, 03/06/25	1M US L + 1.25%	1,041,708	(17,139)
Citibank, N.A.	SS&C Technologies Holdings Inc., 1M US L + 1.75%, 1.90%, 04/16/25	1M US L + 1.25%	689,974	(8,420)
Citibank, N.A.	SS&C Technologies Holdings Inc., 1M US L + 1.75%, 1.90%, 04/16/25	1M US L + 1.25%	982,067	(11,985)
Citibank, N.A.	Telenet Financing USD LLC, 1M US L + 2.00%, 2.15%, 04/30/28	1M US L + 1.25%	673,434	(19,062)
Citibank, N.A.	Tempo Acquisition LLC, 1M US L + 3.25%, 3.75%, 11/02/26	1M US L + 1.25%	1,489,132	(24,755)
Citibank, N.A.	TransDigm Inc., 1M US L + 2.25%, 2.40%, 12/09/25	1M US L + 1.25%	1,140,088	(51,976)
Citibank, N.A.	TransDigm Inc., 1M US L + 2.25%, 2.40%, 05/30/25	1M US L + 1.25%	490,380	(21,745)
Citibank, N.A.	Travel Leaders Group LLC, 1M US L + 4.00%, 4.15%, 01/25/24	1M US L + 1.25%	282,437	(72,444)
Citibank, N.A.	Travelport Finance Luxembourg SARL, 3M US L + 5.00%, 6.07%, 05/29/26	1M US L + 1.25%	397,495	(73,460)
Citibank, N.A.	Travelport Finance S.à r.l., L + 7.00%, 02/28/25	1M US L + 1.25%	73,309	(635)
Citibank, N.A.	Traverse Midstream Partners LLC, 1M US L + 4.00%, 5.00%, 09/27/24	1M US L + 1.25%	201,682	(5,098)
Citibank, N.A.	Uber Technologies Inc., 1M US L + 4.00%, 5.00%, 04/04/25	1M US L + 1.25%	494,705	(2,267)
Citibank, N.A.	Vectra Co., 1M US L + 3.25%, 3.40%, 03/08/25	1M US L + 1.25%	1,215,183	(5,143)
Citibank, N.A.	Venator Finance SARL, 1M US L + 3.00%, 3.15%, 08/08/24	1M US L + 1.25%	1,179,406	(22,184)
Citibank, N.A.	Virgin Media Bristol LLC, 1M US L + 2.50%, 2.65%, 01/31/28	1M US L + 1.25%	502,897	(15,593)
Citibank, N.A.	WEX Inc., 1M US L + 2.25%, 2.40%, 05/15/26	1M US L + 1.25%	2,043,252	(46,379)
Citibank, N.A.	William Morris Endeavor Entertainment LLC, 1M US L + 2.75%, 2.90%, 05/18/25	1M US L + 1.25%	1,005,807	(116,752)
Citibank, N.A.	WireCo WorldGroup Inc., 3M US L + 5.00%, 6.00%, 09/29/23	1M US L + 1.25%	1,290,803	(148,676)
Citibank, N.A.	Ziggo Financing Partnership, 1M US L + 2.50%, 2.65%, 04/30/28	1M US L + 1.25%	2,317,878	(60,874)
			$87,103,658	$(3,497,469)
Total			$122,833,955	$(3,025,182)

(a)	The Fund's interest in the total return swap transactions are held through a wholly-owned subsidiary of the Fund, CRDTX SPV I, LLC, a Delaware Limited Liability Company.
(b)	Security is classified as Level 3 in the Fund's fair value hierarchy (see Note 2).
(c)	$59,603 of this delayed draw term loan total return swap reference asset was undrawn as of September 30, 2020. The Consolidated Schedule of Investments records this investment at the full commitment value of $198,466.

Griffin Institutional Access Credit Fund

Notes to Quarterly Consolidated Schedule of Investments

September 30, 2020 (Unaudited)

1. ORGANIZATION

Griffin Institutional Access Credit Fund (the “Fund”) is registered with the U.S. Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (the “1940 Act”), as a diversified, closed-end management investment company. The Fund engages in a continuous offering of shares and operates as an interval fund that offers quarterly repurchases of shares at net asset value. The Fund’s SEC registered investment adviser is Griffin Capital Credit Advisor, LLC (the “Adviser”). BCSF Advisors, LP (the “Sub-Adviser”), an affiliate of Bain Capital Credit, LP, serves as the Fund’s sub-adviser. The investment objective of the Fund is to generate a return comprised of both current income and capital appreciation with an emphasis on current income with low volatility and low correlation to the broader markets. The Fund pursues its investment objective by investing in a range of secured and unsecured debt obligations, which may be syndicated, consisting of U.S. high yield securities, global high yield securities, direct lending investments including direct originated debt obligations, collateralized loan obligations (“CLOs”), and other fixed-income and fixed-income related securities. The portfolio may consist of high yield bonds and bank loans, equity securities, CLOs, and direct lending investments, which may include senior direct lending (“SDL”) as well as subordinate and unitranche direct lending. The Fund may also acquire warrants and other equity interests through its direct lending activities. The portfolio may also consist of, to a lesser extent, special situations investments such as non-performing loans (“NPLs”). In pursuing its investment objective, the Fund may also directly or indirectly invest in derivative investments, such as total return swap agreements.

The Fund was organized as a statutory trust on April 5, 2016 under the laws of the State of Delaware. The Fund commenced operations on April 3, 2017 and is authorized to issue an unlimited number of shares with no par value.

The Fund currently offers Class A, Class C, Class I and Class L shares. Class A, Class C and Class I shares commenced operations on April 3, 2017. Class L shares commenced operations on September 5, 2017. Class F Shares commenced operations on September 25, 2017 and are no longer offered except for reinvestment of dividends. Class A and L shares are offered subject to a maximum sales charge of 5.75% and 4.25%, respectively, of their offering price. Class C and Class I shares are offered at net asset value per share. Class C shares may be subject to a 1.00% contingent deferred sales charge on shares redeemed during the first 365 days after their purchase. Each class represents an interest in the same assets of the Fund and classes are identical except for differences in their sales charge structures and ongoing service and distribution charges. All classes of shares have equal voting privileges except that each class has exclusive voting rights with respect to its service and/or distribution plans. The Fund’s income, expenses (other than class specific service and distribution fees) and realized and unrealized gains and losses are allocated proportionately each day based upon the relative net assets of each class. An affiliate of the Adviser owns shares in the Fund representing 2.06% of net asset value.

2. SIGNIFICANT ACCOUNTING POLICIES

Basis of Presentation – The following is a summary of significant accounting policies followed by the Fund in preparation of its consolidated financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The Fund is considered an investment company following accounting and reporting guidance in Accounting Standards Codification (“ASC”) Topic 946 – Financial Services – Investment Companies. The preparation of the consolidated financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

Consolidation of GIACF Alternative Holdings, LLC – GIACF Alternative Holdings, LLC, (the “NPL Subsidiary”), a Cayman Islands exempted company and wholly-owned subsidiary of the Fund, was formed on September 18, 2018. The NPL Subsidiary acts as an investment vehicle for the Fund in order to effect certain NPL investments for the Fund. The Fund is the managing and sole member of the NPL Subsidiary pursuant to a limited liability company operating agreement. As a wholly-owned subsidiary of the Fund, the financial statements of the NPL Subsidiary are included in the consolidated financial statements and financial highlights of the Fund. All investments held by the NPL Subsidiary are disclosed in the Consolidated Schedule of Investments. All inter-company accounts and transactions have been eliminated in consolidation.

The NPL Subsidiary has received an undertaking from the Government of the Cayman Islands exempting it from all local income, profits and capital gains taxes. No such taxes are levied in the Cayman Islands at the present time. For U.S. income tax purposes, the NPL Subsidiary is a Controlled Foreign Corporation, which generates and is allocated no income that is considered effectively connected with U.S. trade of business and, as such, is not subject to U.S. income tax. However, as a wholly-owned Controlled Foreign Corporation, the NPL Subsidiary’s net income and capital gain, to the extent of its earnings and profits, will be included each year in the Fund’s investment company taxable income.

Consolidation of CRDTX SPV I, LLC – CRDTX SPV I, LLC, (the “Swap Subsidiary”), a Delaware Limited Liability Company and wholly-owned subsidiary of the Fund, was formed on November 27, 2018. The Swap Subsidiary, on behalf of the Fund, has entered into a series of single-asset total return swaps (the “Swaps”) on individual bank loans (each a “Reference Asset”). The Fund is the managing and sole member of the Swap Subsidiary pursuant to a limited liability agreement. Further, the Fund will remain the sole member and will continue to wholly own and control the Swap Subsidiary. As a wholly-owned subsidiary of the Fund, the financial statements of the Swap Subsidiary are included in the consolidated financial statements and financial highlights of the Fund. The Swaps that the Swap Subsidiary has entered into are disclosed in the Consolidated Schedule of Investments. All inter-company accounts and transactions have been eliminated in consolidation.

Single-Asset Subsidiaries – Certain investments of the Fund will be held in single-asset subsidiaries controlled by the Fund (the “Single-Asset Subsidiaries”). The Single-Asset Subsidiaries are generally formed as needed to hold a particular equity investment obtained in private transactions. The financial statements of the Single-Asset Subsidiaries are included in the consolidated financial statements and financial highlights of the Fund. The equity holdings of the Single-Asset Subsidiaries are disclosed in the Consolidated Schedule of Investments. All inter-company accounts and transactions have been eliminated in consolidation.

The Fund will generally consolidate any wholly-owned or controlled subsidiary. For purposes of the Fund’s investment restrictions, guidelines and limitations, the Fund will aggregate direct investments with investment exposure provided by its wholly-owned and controlled subsidiaries.

Security Valuation – In accordance with ASC Topic 820 – Fair Value Measurement and Disclosures, and consistent with the Fund’s Valuation Policy, portfolio securities of the Fund are valued at their current market values determined on the basis of readily available market or dealer quotations. Market and dealer quotations are obtained from independent pricing services approved by the Board of Trustees (the “Trustees”). Forward foreign currency exchange contracts are typically valued at their quoted daily prices obtained from an independent pricing service. With respect to the Swaps, each Reference Asset is marked daily at its quoted price obtained from an independent pricing service. The collective daily value of each Swap is based on the daily value of the Reference Asset together with accrued income of the Reference Asset and the accrued expenses incurred under the Swap agreement. The aggregate settlement values and notional amounts of the forward foreign currency exchange contracts and Swaps will not be recorded in the Consolidated Statement of Assets and Liabilities. However, fluctuations in the value of the forward foreign currency exchange contracts, and Swaps will be recorded in the Consolidated Statement of Assets and Liabilities as an asset or liability and in the Consolidated Statement of Operations as unrealized appreciation or depreciation until terminated. When a Swap is terminated, the Fund records a realized gain or loss in the Consolidated Statement of Operations equal to the difference between the value of the Swap at the time it was opened and the value of the Swap at the time it was terminated.

If market or dealer quotations are not readily available or deemed unreliable, such securities are valued at fair value in good faith pursuant to procedures adopted by the Trustees. The Trustees have delegated the day to day responsibility for determining fair valuation to the Fair Value Pricing Committee in accordance with the Valuation Policy approved by the Trustees. There is no single standard for determining fair value of a security. Rather, in determining the fair value of a security for which there are no readily available market or dealer quotations, the Adviser and Sub-Adviser, together with the Fair Value Pricing Committee, may consider several factors as relevant, including but not limited to: (1) evaluation of all relevant factors, including but not limited to, pricing history, current market level, supply and demand of the respective security; (2) comparison to the values, yields, and current pricing of securities that have comparable characteristics; (3) knowledge of current and historical market information with respect to the security; (4) other factors relevant to the security which would include, but not be limited to, duration, yield, fundamental analytical data, including enterprise value of portfolio company, relevant credit market indices, and credit quality. The Adviser and Sub-Adviser may also consider periodic financial statements (audited and unaudited) or other information provided by the issuer. The Fair Value Pricing Committee will give consideration to all factors which might reasonably affect the fair value of an investment. The Fund has retained the services of one or more independent third-party valuation specialists to assist the Fair Value Pricing Committee in determining the fair value of certain securities for which market or dealer quotations are not available. The independent third-party valuation specialists provide the Fair Value Pricing Committee with a valuation report that includes a description of the methodology used to measure fair value and the analysis and calculations supporting its conclusion. To the extent deemed necessary by the Adviser, the Trustees will review any security valued by the Adviser and/or the Fair Value Pricing Committee in accordance with the Fund’s Valuation Policy. Fair valuation involves subjective judgments, and it is possible that the fair value determined for a security may differ materially from the value that could be realized upon the sale of the security.

Fair Value Measurements – In accordance with ASC Topic 820 – Fair Value Measurement and Disclosures, a three-tier hierarchy has been established to classify fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available. In accordance with the authoritative guidance on fair value measurements and disclosure under GAAP, the Fund discloses fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value, as follows:

Level 1 –	Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date;

Level 2 –	Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability at the measurement date; and

Level 3 –	Significant unobservable prices or inputs (including the Fund’s own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

An investment level within the fair value hierarchy is based on the lowest level input, individually or in the aggregate, that is significant to fair value measurement. The valuation techniques used by the Fund to measure fair value during the period ended September 30, 2020 maximized the use of observable inputs and minimized the use of unobservable inputs.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk or liquidity associated with investing in those securities. The following is a summary of the inputs used in valuing the Fund’s investments as of September 30, 2020:

Investments in Securities at Value	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Bank Loans	$–	$100,034,723	$97,071,102	$197,105,825
Corporate Bonds	–	148,800,143	1,839,019	150,639,162
Convertible Corporate Bonds	–	2,556,536	–	2,556,536
Collateralized Loan Obligations	–	24,517,171	–	24,517,171
Common Stocks	493,932	1,184,686	322	1,678,940
Equity Interest	–	81,516	5,982,461	6,063,977
Exchange Traded Funds	5,208,756	–	–	5,208,756
Total	$5,702,688	$277,174,775	$104,892,904	$387,770,367
Other Financial Instruments*
Assets:
Forward Foreign Currency Contracts	$–	$487,027	$–	$487,027
Total Return Swap Contracts	–	455,940	16,347	472,287
Liabilities:
Forward Foreign Currency Contracts	–	(466,899)	–	(466,899)
Total Return Swap Contracts	–	(3,489,616)	(7,853)	(3,497,469)
Total	$–	$(3,013,548)	$8,494	$(3,005,054)

*	Other financial instruments are derivative instruments reflected in the Consolidated Schedule of Investments. The derivatives shown in this table are reported at their unrealized appreciation/(depreciation) at measurement date, which represents the change in the contracts' value.

The changes of fair value of investments for which the Fund has used Level 3 inputs to determine the fair value are as follows:

	Bank Loans	Corporate Bonds	Common Stocks	Equity Interest	Total
Balance as of December 31, 2019	$98,317,206	$-	$-	$4,533,196	$102,850,402
Accrued Discount/Premium	196,954	5,004	-	-	201,958
Realized Gain/(Loss)	(1,507,292)	-	-	33,546	(1,473,746)
Change in Unrealized Appreciation/(Depreciation)	(1,444,694)	171,515	1,873	(406,553)	(1,679,732)
Purchases	27,194,877	1,662,500	-	2,095,187	30,952,564
Sales Proceeds	(15,169,755)	-	-	(272,915)	(15,442,670)
Transfer Into Level 3	1,185,043	-	322	-	1,185,365
Transfer Out of Level 3	(11,701,237)	-	-	-	(11,701,237)
Balance as of September 30, 2020	$97,071,102	$1,839,019	$322	$5,982,461	$104,892,904
Net change in unrealized appreciation/(depreciation) attributable to Level 3 investments held at September 30, 2020	$(614,674)	$171,515	$1,873	$(361,321)	$(811,560)

The following is a reconciliation for the period ended September 30, 2020 of the total return swap contracts for which significant unobservable inputs (Level 3) were used in determining fair value:

Total Return Swaps
Beginning Balance as of December 31, 2019	$32,222
Accrued Discount/Premium	-
Realized Gain/(Loss)	-
Change in Unrealized Appreciation/(Depreciation)	(323,456)
Purchases	16,347
Sales Proceeds	(4,461)
Transfers into Level 3	(6,671)
Transfers out of Level 3	294,513
Ending Balance as of September 30, 2020	$8,494
Net change in unrealized appreciation/(depreciation) attributable to Level 3 investments held at September 30, 2020	$6,294

The table below provides additional information about the Level 3 Fair Value Measurements as of September 30, 2020:

Quantitative Information about Level 3 Fair Value Measurements

Asset Class	Fair Value	Valuation Technique	Unobservable Inputs(a)	Minimum		Maximum		Weighted Average
Bank Loans	$78,989,646	Yield Analysis	Market Yield	4.73%		24.41%		8.15%
Bank Loans	8,094,381	Third Party Pricing Service	Broker Quote	$86.50		$99.88		$94.70
Bank Loans	4,266,542(b)	Purchase Price	Purchase Price	$96.50		$100.00		$96.66
Bank Loans	4,376,845	Recent Transaction Price	Recent Transaction Price	$100.00		$100.00		$100.00
Bank Loans	536,791	Enterprise Value Analysis	EBITDA Multiple	6.0	x	6.0	x	6.0	x
Bank Loans	806,897	Discounted Cash Flows	Discount Rate	10.00%		10.00%		10.00%
Common Stock	322	Third Party Pricing Service	Broker Quote	$0.26		$0.26		$0.26
Corporate Bond	1,839,019	Discounted Cash Flows	Discount Rate	10.07%		10.07%		10.07%
Equity Interests	3,322,366	Discounted Cash Flows	Discount Rate	10.00%		14.85%		13.86%
Equity Interests	2,010,572	Enterprise Value Analysis	EBITDA Multiple	5.90	x	12.50	x	9.27	x
Equity Interests	649,523(b)	Purchase Price	Purchase Price	$1.00		$11.50		$4.47

Total	$104,892,904
Total Return Swap Contracts	$8,494	Third Party Pricing Service	Broker Quote	$99.00		$99.88		$98.73

(a)	A change to the unobservable input may result in a significant change to the value of the investment as follows:

Unobservable Input	Impact to Value if Input Increases	Impact to Value if Input Decreases
Market Yield	Decrease	Increase
EBITDA Multiple	Increase	Decrease
Discount Rate	Decrease	Increase
Broker Quote	Increase	Decrease
Purchase Price	N/A	N/A
Recent Transaction Price	N/A	N/A

(b)	Investments acquired during the quarter ended September 30, 2020.

The Fund used valuation techniques consistent with the income approach and market approach to determine the fair value of certain Level 3 assets for the period ended September 30, 2020. The valuation techniques utilized by the Fund include enterprise value analysis, discounted cash flows analysis, and yield analysis. The enterprise value analysis measures fair value of a portfolio company based upon an assessment of multiples such as EBITDA or revenue that are typically determined through review of market comparable transactions and publicly traded comparable companies. Such multiples are subsequently applied to the underlying portfolio company financial multiple, generally EBITDA or revenue, to estimate enterprise value. Total enterprise value is first allocated to the debt holders and then allocated across the capital structure reflecting applicable rights and preferences of the remaining equity securities to determine fair value of certain of the Fund’s equity interests. The significant unobservable input used in the enterprise value analysis is generally the EBITDA multiple or revenue. The Fund also utilized the discounted cash flows analysis to measure fair value of certain of the Fund’s equity and debt investments. The discounted cash flows analysis is a technique whereby future expected cash flows of the underlying investment are discounted to determine a present value using a discount rate. The significant unobservable input used in the discounted cash flows analysis is the discount rate. The yield analysis technique measures fair value of an investment based upon an assessment of expected market yields of other businesses of similar size in the same industry which are used to establish a discount rate. Future cash flows are then discounted back to present value using the discount rate to determine fair value of certain of the Fund’s debt investments. The significant unobservable input used in the yield analysis is yield.

Generally, new investments not valued by an independent pricing service are held at purchase price initially until the investment has been held by the Fund for a full quarter. The Fair Value Pricing Committee subsequently determines the application of a fair value methodology at the next valuation date. The Fair Value Pricing Committee will convene if there has been a material change to the applicable portfolio company between the time of investment and the next valuation date.

Securities Transactions, Revenue Recognition and Expenses – The Fund records its investment transactions on a trade date basis. The Fund measures realized gains or losses by the difference between the net proceeds from the repayment or sale and the amortized cost basis of the investment, using the specified identification method. Interest income, adjusted for amortization of premium and accretion of discount, is recorded on an accrual basis. Discount and premium to par value on investments acquired are accreted and amortized, respectively, into interest income over the life of the respective investment using the effective interest method. Loan origination fees, original issue discount and market discount or premium are capitalized and amortized against or accreted into interest income using the effective interest method or straight-line method, as applicable. For the Fund’s investments in revolving bank loans, the cost basis of the investment purchased is adjusted for the cash received for the discount on the total balance committed. The fair value is also adjusted for price appreciation or depreciation on the unfunded portion. Upon prepayment of a loan or debt security, any prepayment premium is recorded as interest income.

Dividend income on preferred equity investments is recorded on an accrual basis to the extent that such amounts are payable by the portfolio company and are expected to be collected. Dividend income on common equity investments is recorded on the record date for private portfolio companies and on the ex-dividend date for publicly traded portfolio companies. Distributions received from a limited liability company or limited partnership investments are evaluated to determine if the distribution should be recorded as dividend income or a return of capital.

Income from securitization vehicles and equity investments in the equity class securities of CLO vehicles (typically income notes or subordinated notes) is recorded daily using the effective interest method in accordance with the provisions of ASC 325-40, Beneficial Interests in Securitized Financial Assets, based upon a calculation of the effective yield to the expected redemption date based on an estimate of future cash flows, including those CLO equity investments that have not made their inaugural distribution for the relevant period end. The Fund monitors the expected residual payments, and the effective yield is determined and updated quarterly.

Certain investments may have contractual payment-in-kind (“PIK”) interest or dividends. PIK represents accrued interest or accumulated dividends that are added to the loan principal of the investment on the respective interest or dividend payment dates rather than being paid in cash and generally becomes due at maturity or upon being called by the issuer. PIK is recorded as interest or dividend income, as applicable. If at any point the Fund believes PIK is not expected to be realized, the investment generating PIK will be placed on non-accrual status. Accrued PIK interest or dividends are generally reversed through interest or dividend income, respectively, when an investment is placed on non-accrual status.

Expenses are recorded on an accrual basis.

Foreign Currency Translation – The books and records of the Fund are maintained in U.S. dollars. Investment valuations and other assets and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. Prevailing foreign exchange rates may generally be obtained at the close of the NYSE (normally, 4:00 p.m. EST).

Foreign Securities – The Fund may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible revaluation of currencies, the ability to repatriate funds, less complete financial information about companies and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. issuers.

Cash and Cash Equivalents – The Fund places its cash with one banking institution, which is insured by the Federal Deposit Insurance Corporation (“FDIC”). The FDIC limit is $250,000. At various times throughout the year, the amount on deposit may exceed the FDIC limit and subject the Fund to a credit risk. The Fund does not believe that such deposits are subject to any unusual risk associated with investment activities.

Loan Participation and Assignments – The Fund may invest in direct debt instruments, which are interests in amounts owed to lenders or lending syndicates by corporate, governmental, or other borrowers. The Fund’s investments in loans may be in the form of participations in loans or assignments of all or a portion of the loans from third parties. A loan is often administered by a bank or other financial institution (the “agent”) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. The Fund may invest in multiple series or tranches of a loan, which may have varying terms and carry different associated risks. The Fund generally has no right to enforce compliance with the terms of the loan agreement with the borrower. As a result, the Fund may be subject to the credit risk of both the borrower and the agent that is selling the loan agreement. When the Fund purchases assignments from lenders they acquire direct rights against the borrower of the loan. The Fund may enter into unfunded loan commitments, which are contractual obligations for future funding. Unfunded loan commitments represent a future obligation in full, even though a percentage of the notional loan amounts may not be utilized by the borrower. When investing in a loan participation, the Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the agent selling the loan agreement and only upon receipt of payments by the agent from the borrower. The Fund may receive a fee based on the undrawn portion of the underlying line of credit of a floating rate loan. In certain circumstances, the Fund may receive a penalty fee upon the prepayment of a floating rate loan by a borrower. For the period ended September 30, 2020, no penalty fees were received by the Fund. At September 30, 2020, the Fund had $3,827,751 at par value in unfunded loan commitments.

London Interbank Offered Rate – The Fund’s investments, payment obligations, and financing terms may be based on floating rates, such as the London Interbank Offered Rate, or “LIBOR,” which is the offered rate for short-term Eurodollar deposits between major international banks. Plans are underway to phase out the use of LIBOR by the end of 2021. There remains uncertainty regarding the nature of any replacement rate and the impact of the transition from LIBOR on the Fund’s transactions and the financial markets generally. As such, the potential effect of a transition away from LIBOR on the Fund or the Fund’s investments cannot yet be determined.

Defaulted Securities – The Fund held defaulted securities and/or other securities for which the income has been deemed uncollectible. As of September 30, 2020, the aggregate value of those securities was $8,596 representing 0.002% of the Fund's net assets. The Fund no longer accrues income on securities for which income has been deemed uncollectible. Additionally, the Fund provides for losses on interest of receivable. Such securities have been identified on the accompanying Consolidated Schedule of Investments.

Distributions to Shareholders – The Fund intends to accrue dividends daily and to distribute as of the last business day of each quarter. Distributions of net capital gains are normally accrued and distributed in December. Income and capital gains distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Indemnification – The Fund indemnifies its Officers and Trustees for certain liabilities that may arise from the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on industry experience, the Fund expects the risk of loss due to these warranties and indemnities to be remote.

3. DERIVATIVE TRANSACTIONS

The Fund’s investment objectives allow the Fund to enter into various types of derivative contracts such as total return swaps and forward foreign currency contracts. In doing so, the Fund and its Swap Subsidiary will employ strategies in differing combinations to permit it to increase, decrease, or change the level or types of exposure to market factors. Central to those strategies are features inherent to derivatives that make them more attractive for this purpose than equity or debt securities; they require little or no initial cash investment, they can focus exposure only on certain selected risk factors, and they may not require the ultimate receipt or delivery of the underlying security (or securities) to the contract. This may allow the Fund to pursue its objectives more quickly and efficiently than if it were to make direct purchases or sales of securities capable of effecting a similar response to market factors.

Risk of Investing in Derivatives – The Fund’s use of derivatives can result in losses due to unanticipated changes in the market risk factors and the overall market.

Derivatives may have little or no initial cash investment relative to their market value exposure and therefore can produce significant gains or losses in excess of their cost. This use of embedded leverage allows the Fund to increase its market value exposure relative to its net assets and can substantially increase the volatility of the Fund’s performance.

Additional associated risks from investing in derivatives also exist and potentially could have significant effects on the valuation of the derivative and the Fund. Typically, the associated risks are not the risks that the Fund is attempting to increase or decrease exposure to, per their investment objectives, but are the additional risks from investing in derivatives.

Examples of these associated risks are liquidity risk, which is the risk that the Fund will not be able to sell the derivative in the open market in a timely manner, and counterparty credit risk, which is the risk that the counterparty will not fulfill its obligation to the Fund.

Forward Foreign Currency Contracts – The Fund engaged in currency transactions with counterparties during the period ended September 30, 2020 to hedge the value of portfolio securities denominated in particular currencies against fluctuations in relative value or to gain or reduce exposure to certain currencies. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The contract is marked-to-market daily and the change in value is recorded by the Fund as an unrealized gain or loss. When a forward foreign currency contract is terminated, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it was extinguished.

Forward foreign currency contracts involve elements of market risk in excess of the amounts reflected in the Consolidated Statement of Assets and Liabilities. The Fund bears the risk of an unfavorable change in the foreign exchange rate underlying the forward foreign currency contract. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts. Forward foreign currency exchange contracts are typically valued at their quoted daily prices obtained from an independent pricing service.

Total Return Swap Contracts – The Fund’s Swap Subsidiary has entered into a series of single-asset total return swaps on individual bank loans with Citibank, N.A. (“Citi”) as the counterparty. The Swaps allow the Fund to indirectly obtain exposure to the Reference Assets, each a bank loan, without owning or taking physical custody of the underlying bank loans. Each Swap is an agreement between the Swap Subsidiary and Citi in which Citi has contractually committed to make payments based on the total return (income plus realized appreciation) of each Reference Asset in exchange for a periodic payment from the Swap Subsidiary based on a floating interest rate and any realized depreciation of each Reference Asset. If the total return of the Reference Asset exceeds or falls short of the offsetting floating interest rate obligation, the Swap Subsidiary receives payment from or makes payment to Citi, respectively. Additionally, the Fund’s Swap Subsidiary posts collateral to cover its potential contractual obligations under the Swaps. Each Swap is marked-to-market daily consistent with the Fund’s Valuation Policy and changes in value are recorded by the Fund as unrealized gain or loss in the consolidated financial statements. When a Swap is terminated, the Fund records a realized gain or loss in the Consolidated Statement of Operations equal to the difference between the value of the Swap at the time it was opened and the value of the Swap at the time it was terminated.

The Swaps effectively add leverage to the Fund’s portfolio by providing investment exposure to underlying bank loans without owning or taking physical custody of such bank loans. In an effort to limit leverage risk, the Fund will earmark assets determined to be liquid to cover its obligations under the Swap agreements. The use of Swaps includes the risks associated with each Reference Asset including the risk that the underlying bank loan defaults. The Fund bears the risk of unfavorable changes in market prices of the underlying Reference Assets. Risk may also arise upon entering into these contracts from the potential inability of the counterparty to meet the terms of its contract.

4. COVID-19 RISK

An outbreak of infectious respiratory illness caused by a novel coronavirus known as COVID-19 was first detected in China in December 2019 and has now been detected globally. COVID-19 has resulted in travel restrictions, closed international borders, enhanced health screenings at ports of entry and elsewhere, disruption of and delays in healthcare service preparation and delivery, prolonged quarantines, cancellations, supply chain disruptions, and lower consumer demand, as well as general concern and uncertainty. The impact of COVID-19, and other infectious illness outbreaks that may arise in the future, could adversely affect the economies of many countries or the entire global economy, individual issuers and capital markets in ways that cannot necessarily be foreseen. In addition, the impact of infectious illnesses in emerging market countries may be greater due to generally less established healthcare systems. Public health crises caused by the COVID-19 outbreak may exacerbate other pre-existing political, social and economic risks in certain countries or globally. As such, issuers of debt securities with operations, productions, offices, and/or personnel in (or other exposure to) areas affected with the virus may experience significant disruptions to their business and/or holdings. The potential impact on the credit markets may include market illiquidity, defaults and bankruptcies, among other consequences, particularly on issuers in the airline, travel and leisure and retail sectors. The extent to which COVID-19 will affect the Fund, the Fund’s service providers’ and/or issuer’s operations and results will depend on future developments, which are highly uncertain and cannot be predicted, including new information that may emerge concerning the severity of COVID-19 and the actions taken to contain COVID-19. Economies and financial markets throughout the world are becoming increasingly interconnected. As a result, whether or not the Fund invests in securities of issuers located in or with significant exposure to countries experiencing economic, political and/or financial difficulties, the value and liquidity of the Fund’s investments may be negatively affected by such events. If there is a significant decline in the value of the Fund’s portfolio, this may impact the Fund’s asset coverage levels for certain kinds of derivatives and other portfolio transactions. The duration of the COVID-19 outbreak and its impact on the global economy cannot be determined with certainty.